UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

                Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

        Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2012

Date of reporting period: June 30, 2012

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT	June 30, 2012

Dear Fellow Shareholders:

Amid all of the turmoil that confronted investors, from political incompetence to Gross Domestic Product (GDP) revisions, the S&P 500 Indexi posted a 5.5% gain over the twelve months since July 1, 2011. Despite this seemingly benign positive return, we know much wide ranging market activity took place over this course of time. Our funds were particularly affected in the first six months of the fiscal year, as we underperformed on an absolute and relative basis versus our benchmarks.

The fiscal year started with the summer of “Great Anxiety” as the Congressional debt ceiling debate, shockingly low revised 1Q GDP and initial 2Q GDP, the U.S. debt rating downgrade and the deteriorating Eurozone sovereign and bank debt crisis combined to shatter investor confidence worldwide. As a result, equity and commodity markets traded downward in a flash. In early October, the markets positively snapped back in reaction to stronger U.S. economic data and the notion that Eurozone leaders could devise a plan to stabilize their debt crisis. Notwithstanding continued high volatility, the markets sustained these gains into calendar year-end. Corporate earnings were once again robust with 70% exceeding forecasts. The stock prices of the 30% who disappointed were treated harshly as investors shed companies exhibiting any kind of difficulty regardless of valuation or long-term investment appeal. Stocks which declined during this time period generally did not recover much of the depreciation as of calendar year-end and CRM had more than its fair share of such stocks. Notwithstanding the disappointing data and events out of Europe and China, U.S. equity markets were resilient in the first six months of 2012. Correlations, which spiked during the summer, returned to more normal levels allowing stock selection to matter again. Although after a period of unusual calm, volatility did return to economic statistics and virtually all markets. The anxieties created by the events of last August continue to resurface, keeping a check on business confidence.

We believe the pending “Fiscal Cliff” will only augment these anxieties up to November’s presidential election, as there is unlikely to be any compromise until the political landscape is settled. Post the election and into the New Year, we are optimistic about a resurgence of business, consumer and investor confidence in the U.S. Uncertainty should give way to clarity about tax rates, government spending and specific programs. Corporate balance sheets, generally, and our financial institutions, specifically, are enormously overcapitalized which is very different than other developed nations. Valuations are depressed relative to interest rates and the Federal Reserve will be extremely slow to raise interest rates given the sluggish growth of the past three years. U.S. equities have become a “discredited” asset class as both retail investors and pension funds continue to reduce their exposure in favor of bonds, which we view as a solid contrarian indicator.

We remain focused on overcapitalized companies and look for more aggressive returns of capital through both dividends and buybacks. Restructurings, asset sales and spin-offs remain fertile ground for our portfolios. As long-term shareholders with a strong heritage of strategic thinking, we will continue to maintain constructive dialogues with our portfolio companies to help achieve better outcomes for all constituencies. Patience seems

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like a liability in very volatile markets, but creates the potential for wonderful opportunities for the next 6-18 months, which we believe is a more appropriate investment time horizon than just tomorrow or next week.

The following is a discussion of factors that influenced the performance of each of the CRM Funds during the twelve month period ended June 30, 2012:

CRM Small Cap Value Fund returned (9.58)% and (9.36)% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to (1.44)% for the Russell 2000 Value Index and (2.08)% for the Russell 2000 Index. The Fund’s relative and absolute underperformance versus the Russell 2000 Value Index during the period was primarily driven by stock selection within the financial services and technology sectors. Individual holdings that negatively contributed to performance included auto and truck part provider, Meritor; semiconductor provider of radio frequency identification (RFID), Aeroflex Holdings; and global on-line solution provider, Monster Worldwide. Meritor lowered its earnings expectations due to a shipment delay for a military vehicle program, as well as supply chain issues related to strong commercial truck build levels. The operating earnings reduction was relatively minor in scope; and the reduction was compounded by investor rotation away from industrial companies. During the third quarter of the calendar year, Aeroflex preannounced negative earnings and underperformed over concerns that its exposure to military and defense spending could pressure future revenue. Monster suffered from broad-based macroeconomic concerns regarding delays in employment recovery. During the first half of 2012, Monster announced exploration of strategic alternatives to enhance shareholder value. The healthcare sector provided positive attribution versus the Russell 2000 Value Index led by BioMarin Pharmaceutical, a leading developer and provider of innovative biopharmaceuticals for serious diseases and medical conditions. We believe investors are starting to recognize leading contributor BioMarin Pharmaceutical’s potent product pipeline, which contains several important catalysts over the next 6-12 months. Additional holdings within the producer durables and consumer discretionary sectors that contributed to the Fund’s performance were technology outsourcing provider, Convergys Corporation and automotive retailer, Group 1 Automotive.

CRM Small/Mid Cap Value Fund returned (3.23)% and (3.07)% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to (1.49)% for the Russell 2500 Value Index and (2.29)% for the Russell 2500 Index. The main area of relative weakness versus the Russell 2500 Value Index was primarily driven by stock selection within the financial services and producer durables sectors. Individual holdings that negatively effected performance were financial advisor and asset manager, Lazard Limited; regional bank, Comerica; management support services provider, AECOM Technology; global on-line solution provider, Monster Worldwide; and software provider, BMC Software. The top detractor was Monster, as the company suffered from broad-based macroeconomic concerns regarding delays in employment recovery. During the first half of 2012, Monster announced exploration of strategic alternatives to enhance shareholder value. Also within financial services, the Fund’s relative industry underweight to Real Estate Investment Trusts (REITs) was a headwind versus the benchmark, as REITs were among the market’s top performers. On an absolute and relative basis, the Fund’s stock selection within the utilities sector was a positive contributor to performance. Individual holdings that contributed positively to Fund performance during the period included diversified chemical company, FMC Corporation; information solutions provider, Equifax; athletic shoe retailer, Foot Locker; biopharmaceuticals company, BioMarin Pharmaceutical; and electrical power component provider Thomas & Betts Corporation.

CRM Mid Cap Value Fund returned (7.16)% and (6.95)% for the past fiscal year in the Investor and Institutional Share classes, respectively, as compared to (0.37)% for the Russell Midcap Value Index and (1.65)% for the Russell Midcap Index. The Fund’s relative and absolute underperformance versus the Russell Midcap Value Index was largely attributable to negative stock selection within the technology, financial services and healthcare

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sectors. Digital entertainment technology solution provider, Rovi Corporation and software provider, BMC Software were the leading technology detractors. The Fund’s healthcare positions, specifically Hospira, a provider of injectable drugs and infusion technologies, significantly lagged the market in the second half of 2011. Hospira’s management poorly communicated the near-term financial impact of its long-term strategy in an announcement it made regarding an FDA inspection in the third quarter of 2011. Although Hospira did climb back 15% in the first half of 2012, it still remained a top detractor for the full fiscal year. Within the financial services sector, the leading detractor was diversified financial services company, Ameriprise Financial; also within this sector, REITs, approximately 11% of the benchmark, significantly outperformed and the Fund’s lack of exposure to this industry was a headwind for the entire fiscal year. An additional detractor from Fund performance was truck and engine parts manufacturer, Navistar International. During the period, individual stocks contributed positively to the Fund’s performance. Top performance came from core energy holding El Paso Corporation, which was purchased during the period by Kinder Morgan at a 37% premium. Industrial and security company Tyco International was also a top contributor as investors began to anticipate the spin of Tyco into three companies within the latter part of 2012. In the first quarter of 2012, Tyco announced the merger of its Flow Control business with Pentair, a leading manufacturer of water pumps and filtration products. Chemical manufacturer, Airgas Incorporated was a strong performer during the period as the company experienced robust demand from manufacturing, energy and petrochemical customers. Additional securities that contributed to performance include utility company, Edison International and industrial company, Cooper Industries.

CRM Large Cap Opportunity Fund returned 0.15% and 0.34% for the past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 3.01% for the Russell 1000 Value Index and 4.37% for the Russell 1000 Index. The primary source of underperformance versus the Russell 1000 Value Index was stock selection within the healthcare sector. After a strong start to the calendar year of 2011, our healthcare holdings significantly lagged the market in the second half of 2011. The leading detractor within the sector was Hospira, a provider of injectable drugs and infusion technologies. In addition to Hospira, leading detractors from the Fund’s performance were software provider, BMC Software; and producer of pressure sensitive materials, Avery Dennison Corporation. The top contributors to the Fund’s performance for the fiscal year were three leading technology companies: Apple; American Tower Corporation, independent owner and operator of wireless and broadcast communication sites; and IAC/InterActiveCorp, an internet company with over 50 brands including Ask.com, match.com and Service Magic.

CRM All Cap Value Fund returned (6.61)% and (6.39)% for the past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 2.64% for the Russell 3000 Value Index and 3.84% for the Russell 3000 Index. The primary source of absolute and relative underperformance versus the Russell 3000 Value Index was stock selection. In addition, the lower betaii, lower leveraged, higher free cash flow holdings did not protect as well on the downside during the second half of 2011. Top detractors from the Fund’s performance during the period were transportation solutions provider, Meritor; global on-line solution provider, Monster Worldwide and wired and wireless automated identification and data collection (AIDC) solutions provider, Intermec. Meritor lowered its earnings expectations due to a shipment delay for a military vehicle program, as well as, supply chain issues related to strong commercial truck build levels. The operating earnings reduction was relatively minor in scope, but the reduction was compounded by investor rotation away from industrial companies. Monster suffered from broad-based macroeconomic concerns regarding delays in employment recovery. During the first half of 2012, Monster announced exploration of strategic alternatives to enhance shareholder value. Over the course of the year, Intermec reported less margin improvement than the Street expected and preannounced weaker earnings results, mainly related to softness in its European operations. The Fund’s stock selection within the financial services sector was a positive contributor to performance both on an absolute and relative basis

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versus the Russell 3000 Value Index, lead by information solutions provider, Equifax. Additional top contributors were biopharmaceuticals company, BioMarin Pharmaceutical and independent owner and operator of wireless and broadcast communication sites, American Tower Corporation.

CRM Global Opportunity Fund returned (16.07)% and (15.81)% for the past fiscal year in the Investor and Institutional classes, respectively, as compared to (4.98)% for the MSCI World Index. Overall, the Fund’s relative underperformance versus the MSCI World Index was mainly due to stock selection in its North American positions. The Fund experienced headwinds in both the energy and industrials sectors. Industrial names such as France’s tubular solutions company, Vallourec, and Singapore’s Noble Group, detracted from performance. The energy companies, SBM Offshore and the United Kingdom’s, Afren, were also detractors from performance for the fiscal year. Hospira was another individual detractor from performance during the period. Hospira’s management poorly communicated the near-term financial impact of its long-term strategy in an announcement it made regarding an FDA inspection in the third quarter of 2011. Although Hospira did climb back 15% in the first half of 2012, it still remained a top detractor for the full fiscal year. In terms of regions, holdings across the United Kingdom and Asia (ex-Japan) outperformed relative to the Index. Leading contributors to the Fund’s outperformance across the United Kingdom included Tullow Oil, an oil and gas exploration and production company, and Aberdeen Asset Management, an asset management company. Hong Kong’s, Digital China, and Singapore’s, Sembcorp Marine, also contributed positively to performance. The German consumer staples company, Henkel AG, was also a leading contributor to performance during the period.

CRM International Opportunity Fund returned (17.70)% and (17.50)% for the past fiscal year in the Investor and Institutional classes, respectively, as compared to (13.83)% for the MSCI EAFE Index. The Fund underperformed relative to the MSCI EAFE Index across the consumer discretionary, energy, and health care sectors. In terms of regions, the Fund’s holdings across Asia (ex-Japan), as well as, North America did not perform as well relative to those of the Index. Securities that detracted most from the Fund’s overall performance during the period included: SBM Offshore, a Dutch energy company; Afren, an energy company based in the United Kingdom; Storebrand, a Norwegian financial services company; Vallourec, an industrials business based in France; and Noble Group, an industrial conglomerate out of Singapore. The Fund benefited from strong stock selection across materials and technology, as the Fund’s core positions in these sectors outperformed those in the Index. The Fund’s exposure to Europe contributed to relative outperformance as many top individual contributors during this period were European holdings. Two companies based in the United Kingdom, Tullow Oil and Croda, were top performers for the Fund. Additionally, Arkema, based in France and, SeaDrill Limited, based in Norway, also contributed to Fund performance during the period. Hong Kong-based, Digital China, was an additional position that contributed to Fund performance during the fiscal year.

Sincerely,

Ronald H. McGlynn

Chairman, Cramer Rosenthal McGlynn, LLC

President, CRM Mutual Fund Trust

iAn index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index - each stock’s weight is proportionate to its market value.

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iiBeta refers to a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is used in the capital asset pricing model (CAPM), a model that calculates the expected return of an asset based on its beta and expected market returns.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Funds are professionally managed, while the indices are unmanaged and are not available for investment. During the period, certain fees and expenses were waived by the Funds’ service providers. Without these waivers, total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value section of this report.

Investments in small and mid capitalization companies generally are more volatile due to limited product lines, fewer capital resources and less depth of management than larger companies. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic values. Investments in foreign securities, including emerging markets, involve special risks such as greater social, economic, regulatory, and political uncertainties, and currency fluctuation.

This report must be preceded or accompanied by the current prospectus for the Funds. Before investing, you should carefully read the prospectus and consider the investment objectives, risks, changes and expenses of the Funds. Additional copies of the prospectus may be obtained at www.crmfunds.com or at 800-CRM-2883.

Distributed by ALPS Distributors, Inc.

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CRM FUNDS

CRM SMALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

June 30, 2012

The following information compares the performance of the CRM Small Cap Value Fund (“Fund”) with the performance of the Russell 2000 Index and Russell 2000 Value Index. The Russell 2000 Index is an unmanaged, capitalization-weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessor, CRM Small Cap Value Fund (a series of WT Mutual Fund), for periods from June 30, 2002 through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small Cap Value Fund  —  Investor Shares vs. Russell 2000 Index and

Russell 2000 Value Index1

Expense Ratio (per prospectus dated 10/28/11, as supplemented on 1/9/12): 1.09%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

This line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
6

CRM FUNDS

CRM SMALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

June 30, 2012

CRM Small Cap Value Fund  —  Institutional Shares vs. Russell 2000 Index and

Russell 2000 Value Index1

Expense Ratio (per prospectus dated 10/28/11, as supplemented on 1/9/12): 0.86%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
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CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

June 30, 2012

The following information compares the performance of the CRM Small/Mid Cap Value Fund (“Fund”) with the performance of the Russell 2500 Index and Russell 2500 Value Index. The Russell 2500 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. Total return for the Fund includes performance of the Fund’s predecessor, CRM Small/Mid Cap Value Fund (a series of WT Mutual Fund), for periods from September 1, 2004 (commencement of operations) through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small/Mid Cap Value Fund  —  Investor Shares vs. Russell 2500 Index and

Russell 2500 Value Index1

Expense Ratio (per prospectus dated 10/28/11, as supplemented on 7/25/12): 1.09%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on September 1, 2004.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
8

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

June 30, 2012

CRM Small/Mid Cap Value Fund  —  Institutional Shares vs. Russell 2500 Index and

Russell 2500 Value Index1

Expense Ratio (per prospectus dated 10/28/11, as supplemented on 7/25/12): 0.87%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on September 1, 2004.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
9

CRM FUNDS

CRM MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

June 30, 2012

The following information compares the performance of the CRM Mid Cap Value Fund (“Fund”) with the performance of the Russell Midcap Index and Russell Midcap Value Index. The Russell Midcap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessor, CRM Mid Cap Value Fund (a series of WT Mutual Fund), for periods from June 30, 2002 through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because the Fund invests in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Mid Cap Value Fund  —  Investor Shares vs. Russell Midcap Index and

Russell Midcap Value Index1

Expense Ratio (per prospectus dated 10/28/11, as supplemented on 7/25/12): 1.02%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
10

CRM FUNDS

CRM MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

June 30, 2012

CRM Mid Cap Value Fund  —  Institutional Shares vs. Russell Midcap Index and

Russell Midcap Value Index1

Expense Ratio (per prospectus dated 10/28/11, as supplemented on 7/25/12): 0.81%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

This line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
11

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

June 30, 2012

The following information compares the performance of the CRM Large Cap Opportunity Fund (“Fund”) with the performance of the Russell 1000 Index and Russell 1000 Value Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because, while the Fund invests in large capitalization companies, the Fund may also invest in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Large Cap Opportunity Fund  —  Investor Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

Expense Ratios (per prospectus dated 10/28/11) - Gross: 1.30% Net: 1.16%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 1, 2005.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.15% of average daily net assets of the share class. The expense limitation is in effect until November 1, 2012.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
12

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

June 30, 2012

CRM Large Cap Opportunity Fund  —  Institutional Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

Expense Ratios (per prospectus dated 10/28/11) - Gross: 1.07% Net: 0.91%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on December 1, 2005.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 0.90% of average daily net assets of the share class. The expense limitation is in effect until November 1, 2012.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
13

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

June 30, 2012

The following information compares the performance of the CRM All Cap Value Fund (“Fund”) with the performance of the Russell 3000 Index and the Russell 3000 Value Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies. The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because, while the Fund may invest in large capitalization companies, the Fund may also invest in small and mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM All Cap Value Fund  —  Investor Shares vs. Russell 3000 Index

and Russell 3000 Value Index1

Expense Ratios (per prospectus dated 10/28/11, as supplemented on 1/9/12) - Gross: 1.78% Net: 1.51%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on October 24, 2006.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.50% of average daily net assets of the share class. The expense limitation is in effect until November 1, 2012.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
14

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

June 30, 2012

CRM All Cap Value Fund  —  Institutional Shares vs. Russell 3000 Index and

Russell 3000 Value Index1

Expense Ratios (per prospectus dated 10/28/11, as supplemented on 1/9/12) - Gross: 1.54% Net: 1.26%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on October 24, 2006.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.25% of average daily net assets of the share class. The expense limitation is in effect until November 1, 2012.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
15

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

June 30, 2012

The following information compares the performance of the CRM Global Opportunity Fund (“Fund”) with the performance of the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Investing in foreign securities involves risks which may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, and political, financial or social instability and other adverse economic or political developments. These risks are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country.

CRM Global Opportunity Fund  —  Investor Shares vs. MSCI World Index1

Expense Ratios (per prospectus dated 10/28/11) - Gross: 1.56% Net: 1.51%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 31, 2008.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.50% of average daily net assets of the share class. The expense limitation is in effect until November 1, 2012.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
16

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

June 30, 2012

CRM Global Opportunity Fund  —  Institutional Shares vs. MSCI World Index1

Expense Ratios (per prospectus dated 10/28/11) - Gross: 1.31% Net: 1.26%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on December 31, 2008.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.25% of average daily net assets of the share class. The expense limitation is in effect until November 1, 2012.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
17

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Unaudited)

June 30, 2012

The following information compares the performance of the CRM International Opportunity Fund (“Fund”) with the performance of the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Investing in foreign securities involves risks which may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, and political, financial or social instability and other adverse economic or political developments. These risks are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country.

CRM International Opportunity Fund  —  Investor Shares vs. MSCI EAFE Index1

Expense Ratios (per prospectus dated 10/28/11) - Gross: 3.33% Net: 1.51%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 31, 2008.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.50% of average daily net assets of the share class. The expense limitation is in effect until November 1, 2012.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
18

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Unaudited) (Concluded)

June 30, 2012

CRM International Opportunity Fund  —  Institutional Shares vs. MSCI EAFE Index1

Expense Ratios (per prospectus dated 10/28/11) - Gross: 3.11% Net: 1.26%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 31, 2008.
[4]

The investment adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.25% of average daily net assets of the share class. The expense limitation is in effect until November 1, 2012.

This line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds
19

CRM FUNDS

EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

CRM Funds
20

CRM FUNDS

EXPENSE DISCLOSURE (Continued)

For the Six Months Ended June 30, 2012

Expense Table

Fund/Class	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio	Expenses Paid During Period[1]

CRM Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,076.50	1.06%	$5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	1.06%	$5.32

CRM Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,077.90	0.83%	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	0.83%	$4.17

CRM Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,090.40	1.07%	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	1.07%	$5.37

CRM Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,090.80	0.86%	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	0.86%	$4.32

CRM Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,079.40	1.01%	$5.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	1.01%	$5.07

CRM Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,080.50	0.80%	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	0.80%	$4.02

CRM Large Cap Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,099.00	1.15%	$6.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	1.15%	$5.77

CRM Large Cap Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,100.90	0.90%	$4.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	0.90%	$4.52

CRM All Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,094.90	1.50%	$7.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	1.50%	$7.52

CRM All Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,096.50	1.25%	$6.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	1.25%	$6.27

CRM Funds
21

CRM FUNDS

EXPENSE DISCLOSURE (Concluded)

Fund/Class	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio	Expenses Paid During Period[1]

CRM Global Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,077.60	1.50%	$7.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	1.50%	$7.52

CRM Global Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,079.60	1.25%	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	1.25%	$6.27

CRM International Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,059.50	1.50%	$7.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	1.50%	$7.52

CRM International Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,061.10	1.25%	$6.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	1.25%	$6.27

[1]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

CRM Funds
22

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

June 30, 2012

The following tables present a summary of the portfolio holdings of each of the CRM Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

CRM Small Cap Value Fund - Sector Allocation
Common Stock
Financials	23.0%
Industrials	19.8
Information Technology	16.6
Utilities	10.2
Health Care	7.9
Consumer Discretionary	7.5
Materials	5.0
Consumer Staples	3.5
Energy	2.0
Short-Term Investments	4.5

100.0%

CRM Small/Mid Cap Value Fund - Sector Allocation
Common Stock
Industrials	19.2%
Financials	15.7
Information Technology	15.6
Utilities	12.3
Consumer Discretionary	9.4
Health Care	8.9
Consumer Staples	7.7
Materials	4.1
Energy	2.4
Short-Term Investments	4.7

100.0%

CRM Mid Cap Value Fund - Sector Allocation
Common Stock
Financials	17.3%
Information Technology	16.0
Utilities	13.3
Industrials	13.2
Health Care	11.1
Consumer Discretionary	9.7
Consumer Staples	6.6
Materials	5.9
Energy	3.6
Short-Term Investments	3.3

100.0%

CRM Large Cap Opportunity Fund - Sector Allocation
Common Stock
Financials	17.3%
Information Technology	14.9
Health Care	13.4
Industrials	13.3
Consumer Discretionary	10.6
Energy	9.2
Consumer Staples	8.2
Utilities	7.5
Telecommunication Services	2.0
Short-Term Investments	3.6

100.0%

CRM Funds
23

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Continued)

CRM All Cap Value Fund - Sector Allocation
Common Stock
Information Technology	18.3%
Financials	17.5
Industrials	17.1
Health Care	12.1
Utilities	8.5
Consumer Staples	7.2
Energy	6.6
Consumer Discretionary	6.2
Telecommunication Services	1.7
Materials	1.6
Short-Term Investments	3.2

100.0%

CRM Global Opportunity Fund - Sector Allocation
Common Stock
Industrials	14.6%
Materials	12.7
Financials	11.7
Information Technology	11.2
Health Care	10.8
Consumer Discretionary	10.6
Energy	10.5
Telecommunication Services	6.0
Consumer Staples	5.9
Utilities	2.6
Short-Term Investments	3.4

100.0%

CRM Global Opportunity Fund - Country Allocation
Common Stock
United States	35.6%
Japan	17.1
United Kingdom	11.9
Germany	4.6
Switzerland	4.3
France	3.0
Ireland	2.9
Netherlands	2.9
Indonesia	2.8
Bermuda	2.5
Brazil	1.7
United Arab Emirates	1.7
Chile	1.5
Hong Kong	1.5
Finland	1.4
Austria	1.3
Norway	0.0
Short-Term Investments	3.3

100.0%

CRM Funds
24

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Concluded)

CRM International Opportunity Fund - Sector Allocation
Common Stock
Materials	19.3%
Energy	15.0
Industrials	13.7
Consumer Discretionary	11.7
Financials	10.7
Consumer Staples	8.7
Health Care	6.9
Telecommunication Services	6.1
Information Technology	2.5
Short-Term Investments	5.4

100.0%

CRM International Opportunity Fund - Country Allocation
Common Stock
Japan	25.6%
United Kingdom	17.3
Germany	8.7
France	6.0
Brazil	4.6
Switzerland	4.5
Canada	3.5
Ireland	3.3
Bermuda	3.0
Netherlands	3.0
Indonesia	2.8
United Arab Emirates	1.7
Hong Kong	1.6
Chile	1.5
Finland	1.5
Australia	1.4
Austria	1.3
Singapore	1.3
Turkey	1.0
Peru	1.0
Norway	0.0
Short-Term Investments	5.4

100.0%

Portfolio holdings are subject to change at any time.

CRM Funds
25

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

Shares		Value
Common Stock — 95.9%
Consumer Discretionary — 7.5%
Consumer Durables & Apparel — 1.2%
545,200	CROCS, Inc.[1]	$8,804,980

Hotels, Restaurants & Leisure — 2.6%
125,677	Churchill Downs, Inc.	7,388,551
231,250	Vail Resorts, Inc.	11,581,000

		18,969,551

Retailing — 3.7%
241,900	Children’s Place Retail Stores, Inc. (The)[1]	12,053,877
168,250	DSW, Inc. — Class A	9,152,800
127,700	Group 1 Automotive, Inc.	5,824,397

		27,031,074

Total Consumer Discretionary		54,805,605

Consumer Staples — 3.6%
Food & Staples Retailing — 2.1%
164,100	Andersons, Inc. (The)	7,000,506
217,603	Susser Holdings Corp.[1]	8,088,304

		15,088,810

Household & Personal Products — 1.5%
276,750	Elizabeth Arden Inc.[1]	10,740,667

Total Consumer Staples		25,829,477

Energy — 2.0%
162,750	Seacor Holdings, Inc.[1]	14,546,595

Total Energy		14,546,595

Financials — 23.0%
Banks — 10.1%
545,500	Associated Banc-Corp.	7,195,145
899,550	Boston Private Financial Holdings, Inc.	8,032,982
1,121,198	Capitol Federal Financial, Inc.	13,319,832
148,200	City National Corp.	7,199,556
369,300	Hancock Holding Co.	11,241,492
900,000	Investors Bancorp, Inc.[1]	13,581,000
594,850	MB Financial, Inc.	12,813,069

		73,383,076

Diversified Financials — 3.4%
351,450	Evercore Partners Inc.	8,220,416
390,485	KBW, Inc.	6,423,478
336,450	Stifel Financial Corp.[1]	10,396,305

		25,040,199

Insurance — 3.3%
467,800	Alterra Capital Holdings Ltd.	10,923,130
346,050	Platinum Underwriters Holdings Ltd.	13,184,505

		24,107,635

Real Estate — 6.2%
653,825	Chesapeake Lodging Trust	11,258,866

Shares		Value
Financials — (continued)
Real Estate — (continued)
699,800	Cubesmart	$8,166,666
158,000	Eastgroup Properties, Inc.	8,421,400
532,400	Potlatch Corp.[2]	17,004,856

		44,851,788

Total Financials		167,382,698

Health Care — 7.9%
Health Care Equipment & Services — 6.8%
705,800	CONMED Corp.	19,529,486
178,550	Cooper Cos., Inc. (The)	14,241,148
522,500	Omnicell, Inc.[1]	7,649,400
254,400	STERIS Corp.	7,980,528

		49,400,562

Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
202,050	BioMarin Pharmaceutical, Inc.[1]	7,997,139

Total Health Care		57,397,701

Industrials — 19.9%
Capital Goods — 15.8%
220,300	A. O. Smith Corp.	10,770,467
181,650	Acuity Brands, Inc.	9,247,802
295,400	Applied Industrial Technologies, Inc.	10,885,490
374,771	Barnes Group, Inc.	9,103,188
7,698,050	Capstone Turbine Corp.[1]	7,775,030
173,900	Carlisle COS, Inc.	9,220,178
249,750	Chicago Bridge & Iron Co. N.V.	9,480,510
166,850	Clarcor, Inc.	8,035,496
412,600	Interline Brands, Inc.[1]	10,343,882
535,150	ITT Corp.[1]	9,418,640
248,971	RBC Bearings, Inc.[1]	11,776,328
215,950	Robbins & Myers, Inc.	9,031,029

		115,088,040

Commercial & Professional Services — 4.1%
399,415	G & K Services, Inc. — Class A	12,457,754
355,600	Geo Group, Inc. (The)[1]	8,079,232
659,250	Interface Inc.	8,985,577

		29,522,563

Total Industrials		144,610,603

Information Technology — 16.6%
Semiconductors & Semiconductor Equipment — 2.8%
1,453,100	Atmel Corp.[1]	9,735,770
533,450	International Rectifier Corp.[1]	10,663,666

		20,399,436

Software & Services — 8.3%
617,504	Actuate Corp.[1]	4,279,303
965,700	Convergys Corp.	14,263,389
188,600	Fair Isaac Corp.	7,974,008
454,105	J2 Global Inc.[2]	11,997,454
1,273,800	Monster Worldwide, Inc.[1]	10,827,300

See accompanying notes.		CRM Funds
26

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

Shares		Value
Information Technology — (continued)
Software & Services — (continued)
1,077,800	Sapient Corp.	$10,853,446

		60,194,900

Technology Hardware & Equipment — 5.5%
185,412	Aeroflex Holding Corp.[1,2]	1,121,743
544,000	Ciena Corp.[1]	8,905,280
1,755,748	Intermec, Inc.[1]	10,885,637
3,934,800	Quantum Corp.[1]	7,987,644
719,200	Super Micro Computer, Inc.[1]	11,406,512

		40,306,816

Total Information Technology		120,901,152

Materials — 5.1%
326,100	Buckeye Technologies Inc.	9,290,589
846,254	Calgon Carbon Corp.[1]	12,033,732
200,750	Innophos Holdings, Inc.	11,334,345
177,781	Materion Corp.	4,094,296

Total Materials		36,752,962

Utilities — 10.3%
334,250	El Paso Electric Co.	11,083,730
314,900	Hawaiian Electric Industries, Inc.[2]	8,980,948
454,100	NorthWestern Corp.	16,665,470
382,150	Southwest Gas Corp.	16,680,847
382,950	UIL Holdings Corp.	13,732,587
196,500	UNS Energy Corp.	7,547,565

Total Utilities		74,691,147

Total Common Stock (Cost $647,997,287)		696,917,940

Short-Term Investments — 4.5%
16,314,762	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.15%[3]	16,314,762
16,314,763	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%[3]	16,314,763

Total Short-Term Investments (Cost $32,629,525)		32,629,525

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.4% (Cost $680,626,812)		729,547,465

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 0.6%
Repurchase Agreements
$1,080,587	With Barclays: at 0.15%, dated 06/29/12, to be repurchased on 07/02/12, repurchase price $1,080,601 (collateralized by U.S. Treasury Notes, par value $1,081,076, coupon rate 1.25%, 03/15/14; total market value $1,102,199)	$1,080,587
1,000,000	With Deutsche Bank: at 0.20%, dated 06/29/12, to be repurchased on 07/02/12, repurchase price $1,000,017 (collateralized by U.S. Treasury Notes, par value ranging from $160,261 - $790,145, coupon rates ranging from 2.00% - 4.00%, 02/15/22 - 03/20/42; total market value $1,028,353)	1,000,000
469,252	With Goldman Sachs: at 0.06%, dated 06/29/12, to be repurchased on 07/02/12, repurchase price $469,254 (collateralized by U.S. Treasury Notes, par values ranging from $82,213 - $379,942, coupon rates ranging from 1.50% - 3.63%, 05/15/13 - 07/31/16; total market value $478,637)	469,252
1,000,000	With JPMorgan: at 0.21%, dated 06/29/12, to be repurchased on 07/02/12, repurchase price $1,000,018 (collateralized by Federal Home Loan Mortgage Corporation, par value ranging from $1,275 - $872,436, coupon rates ranging from 1.63% - 7.13%, 09/01/13 - 07/01/46; total market value $1,030,010)	1,000,000
1,000,000	With UBS: at 0.17%, dated 06/29/12, to be repurchased on 07/02/12, repurchase price $1,000,014 (collateralized by U.S. Treasury Notes, par value $953,893, coupon rate, 2.63%, 12/31/14; total market value $ 1,020,001)	1,000,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $4,549,839)		4,549,839

Total Investments — 101.0% (Cost $685,176,651)		734,097,304	[4]
Liabilities in Excess of Other Assets — (1.0%)		(7,260,143)

Total Net Assets — 100.0%		$726,837,161

See accompanying notes.		CRM Funds
27

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012

Summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$696,917,940	$696,917,940	—	—
Short-Term Investments	32,629,525	32,629,525	—	—
Exchange-Traded Funds	—	—	—	—
Short-Term Investments Held as Collateral for Loaned Securities	4,549,839	—	$4,549,839	—

Total	$734,097,304	$729,547,465	$4,549,839	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

At June 30, 2012, the market value of securities on loan for the CRM Small Cap Value Fund was $4,458,219. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Funds’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
28

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

Shares		Value
Common Stock — 95.8%
Consumer Discretionary — 9.4%
Consumer Durables & Apparel — 3.9%
586,582	CROCS, Inc.[1]	$9,473,299
284,394	Harman International Industries, Inc.	11,262,003
255,900	Warnaco Group, Inc. (The)[1]	10,896,222

		31,631,524

Hotels, Restaurants & Leisure — 2.5%
212,300	Hyatt Hotels Corp. — Class A1	7,889,068
766,800	International Game Technology	12,077,100

		19,966,168

Retailing — 3.0%
653,350	American Eagle Outfitters, Inc.	12,890,595
132,450	DSW, Inc. — Class A	7,205,280
88,265	HSN, Inc.	3,561,493

		23,657,368

Total Consumer Discretionary		75,255,060

Consumer Staples — 7.7%
Food, Beverage & Tobacco — 6.2%
382,150	Dr Pepper Snapple Group, Inc.	16,719,062
217,600	Ingredion, Inc.	10,775,552
138,500	J.M. Smucker Co. (The)	10,459,520
175,950	Ralcorp Holdings, Inc.[1]	11,742,903

		49,697,037

Household & Personal Products — 1.5%
170,550	Clorox Co. (The)	12,358,053

Total Consumer Staples		62,055,090

Energy — 2.4%
218,900	Oceaneering International, Inc.	10,476,554
208,650	Whiting Petroleum Corp.[1]	8,579,688

Total Energy		19,056,242

Financials — 15.8%
Banks — 6.4%
675,900	Associated Banc-Corp.	8,915,121
862,650	Fifth Third Bancorp	11,559,510
491,600	Hancock Holding Co.	14,964,304
1,638,250	TFS Financial Corp.[1]	15,645,288

		51,084,223

Diversified Financials — 2.8%
94,450	Affiliated Managers Group, Inc.[1]	10,337,552
467,750	Lazard Ltd. — Class A	12,156,823

		22,494,375

Insurance — 4.0%
218,150	PartnerRe Ltd.	16,507,410
38,095	RenaissanceRe Holdings Ltd.	2,895,601
327,900	WR Berkley Corp.	12,761,868

		32,164,879

Shares		Value
Financials — (continued)
Real Estate — 2.6%
457,850	Rayonier, Inc.	$20,557,465

Total Financials		126,300,942

Health Care — 9.0%
Health Care Equipment & Services — 4.0%
372,950	CIGNA Corp.	16,409,800
189,700	Cooper Cos., Inc. (The)	15,130,472

		31,540,272

Pharmaceuticals, Biotechnology & Life Sciences — 5.0%
220,600	BioMarin Pharmaceutical, Inc.[1]	8,731,348
317,900	Hospira, Inc.[1]	11,120,142
587,400	Qiagen NV1,2	9,809,580
141,550	Techne Corp.	10,503,010

		40,164,080

Total Health Care		71,704,352

Industrials — 19.3%
Capital Goods — 14.1%
449,000	AECOM Technology Corp.[1]	7,386,050
261,500	BE Aerospace, Inc.[1]	11,417,090
500,650	Fortune Brands Home & Security, Inc.[1]	11,149,476
309,150	Lincoln Electric Holdings, Inc.	13,537,678
254,850	Pall Corp.	13,968,328
199,090	Snap-On, Inc.	12,393,353
372,450	Stanley Black & Decker, Inc.	23,970,882
122,384	WESCO International, Inc.[1]	7,043,199
462,200	Xylem, Inc.	11,633,574

		112,499,630

Commercial & Professional Services — 5.2%
259,660	Avery Dennison Corp.	7,099,105
213,200	Dun & Bradstreet Corp. (The)	15,173,444
413,000	Equifax, Inc.	19,245,800

		41,518,349

Total Industrials		154,017,979

Information Technology — 15.7%
Semiconductors & Semiconductor Equipment — 2.2%
1,195,400	Atmel Corp.[1]	8,009,180
1,506,940	LSI Corp.[1]	9,599,208

		17,608,388

Software & Services — 11.1%
431,160	BMC Software, Inc.[1]	18,401,909
347,467	IAC/InterActiveCorp	15,844,495
197,400	Micros Systems Inc.	10,106,880
1,387,850	Monster Worldwide, Inc.[1,2]	11,796,725
682,790	Parametric Technology Corp.[1]	14,311,278
505,000	Total System Services, Inc.	12,084,650
266,450	Vantiv, Inc. — Class A1	6,205,621

		88,751,558

See accompanying notes.		CRM Funds
29

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — 2.4%
326,200	Avnet, Inc.[1]	$10,066,532
1,425,800	Intermec, Inc.[1]	8,839,960

		18,906,492

Total Information Technology		125,266,438

Materials — 4.1%
124,650	Ashland, Inc.	8,639,491
336,600	FMC Corp.	18,001,368
116,600	Valspar Corp.	6,120,334

Total Materials		32,761,193

Utilities — 12.4%
298,100	Alliant Energy Corp.	13,584,417
484,250	American Water Works Co., Inc.	16,600,090
627,000	CMS Energy Corp.	14,734,500
942,700	NV Energy, Inc.	16,572,666
262,600	OGE Energy Corp.	13,600,054
242,500	SCANA Corp.	11,601,200
339,300	UIL Holdings Corp.	12,167,298

Total Utilities		98,860,225

Total Common Stock (Cost $680,941,671)		765,277,521

Short-Term Investments — 4.7%
18,993,684	Blackrock Liquidity Funds
	TempCash Portfolio — Institutional
	Series, 0.15%[3]	18,993,684
18,993,684	Blackrock Liquidity Funds
	TempFund Portfolio — Institutional
	Series, 0.15%[3]	18,993,684

Total Short-Term Investments (Cost $37,987,368)		37,987,368

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.5% (Cost $718,929,039)		803,264,889

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 0.7%
Repurchase Agreements
$1,235,271	With Barclays: at 0.15%, dated 06/29/12, to be repurchased on 07/02/12, repurchase price $1,235,286 (collateralized by U.S. Treasury Note, par value $1,235,830, 1.250%, 03/15/14; total market value $1,259,976)	$1,235,271
1,100,000	With Deutsche Bank: at 0.20%, dated 06/29/12, to be repurchased on 07/02/12, repurchase price $1,100,018 (collateralized by U.S. Treasury Notes, par value ranging from $176,287 - $869,159, coupon rates ranging from 2.00% - 4.00%, 02/15/22 - 03/20/42; total market value $1,131,188)	1,100,000
665,868	With Goldman Sachs: at 0.06%, dated 06/29/12, to be repurchased on 07/02/12, repurchase price $665,871 (collateralized by U.S. Treasury Notes, par values ranging from $116,660 - $539,137, coupon rates ranging from 1.50% - 3.63%, 05/15/13 - 07/31/16; total market value $679,186)	665,868
1,100,000	With JPMorgan: at 0.21%, dated 06/29/12, to be repurchased on 07/02/12, repurchase price $1,100,019 (collateralized by U.S. Treasury Notes, par value ranging from $1,403 - $959,680, coupon rates ranging from 1.63% - 7.13%, 09/01/13 - 07/01/46; total market value $1,133,012)	1,100,000
1,100,000	With UBS: at 0.17%, dated 06/29/12, to be repurchased on 07/02/12, repurchase price $1,100,016 (collateralized by U.S. Treasury Note, par value $1,049,282, 2.625%, 12/31/14; total market value $1,122,000)	1,100,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $5,201,139)		5,201,139

Total Investments — 101.2% (Cost $724,130,178)		808,466,028	[4]
Liabilities in Excess of Other Assets — (1.2%)		(9,340,903)

Total Net Assets — 100.0%		$799,125,125

See accompanying notes.		CRM Funds
30

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012

Summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$765,277,521	$765,277,521	—	—
Short-Term Investments	37,987,368	37,987,368	—	—
Short-Term Investments Held as Collateral for Loaned Securities	5,201,139	—	$5,201,139	—

Total	$808,466,028	$803,264,889	$5,201,139	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

At June 30, 2012, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $5,091,025. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
31

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

Shares		Value
Common Stock — 96.2%
Consumer Discretionary — 9.7%
Consumer Durables & Apparel — 1.5%
2,670,876	Newell Rubbermaid, Inc.	$48,449,691

Consumer Services — 1.1%
244,373	Intercontinental Hotels Group PLC, ADR[2,3]	5,889,389
540,300	Starwood Hotels & Resorts Worldwide, Inc.	28,657,512

		34,546,901

Media — 1.8%
1,300,607	McGraw-Hill Companies, Inc. (The)	58,527,315

Retailing — 5.3%
529,600	Bed Bath & Beyond, Inc.[1]	32,729,280
779,800	Dollar General Corp.[1]	42,413,322
1,016,350	Ltd. Brands, Inc.	43,225,366
1,065,500	Nordstrom, Inc.	52,944,695

		171,312,663

Total Consumer Discretionary		312,836,570

Consumer Staples — 6.5%
Food, Beverage & Tobacco — 5.0%
1,251,300	General Mills, Inc.	48,225,102
569,029	Hershey Co. (The)	40,987,159
570,750	J.M. Smucker Co. (The)	43,103,040
389,075	Mead Johnson Nutrition Co.	31,324,428

		163,639,729

Household & Personal Products — 1.5%
667,700	Clorox Co. (The)	48,381,542

Total Consumer Staples		212,021,271

Energy — 3.6%
1,905,650	Cameco Corp.	41,829,018
918,800	Cameron International Corp.[1]	39,241,948
59,150	Cimarex Energy Co.	3,260,348
778,050	Whiting Petroleum Corp.[1]	31,993,416

Total Energy		116,324,730

Financials — 17.2%
Banks — 5.1%
936,300	CIT Group, Inc.[1]	33,369,732
3,317,200	Fifth Third Bancorp	44,450,480
3,490,300	KeyCorp.	27,014,922
2,514,935	SunTrust Banks, Inc.	60,936,875

		165,772,009

Diversified Financials — 6.9%
186,915	CME Group, Inc.	50,113,781
1,103,400	Northern Trust Corp.	50,778,468
1,852,200	NYSE Euronext	47,379,276
1,724,450	State Street Corp.	76,979,448

		225,250,973

Shares		Value
Financials — (continued)
Insurance — 5.2%
1,245,500	Arch Capital Group Ltd.	$49,433,895
742,650	Chubb Corp. (The)	54,079,773
1,972,000	Marsh & McLennan Companies, Inc.	63,557,560

		167,071,228

Total Financials		558,094,210

Health Care — 11.0%
Health Care Equipment & Services — 9.1%
1,381,900	AmerisourceBergen Corp.	54,377,765
2,090,300	CareFusion Corp.[1]	53,678,904
1,582,250	CIGNA Corp.	69,619,000
1,654,777	St. Jude Medical, Inc.	66,042,150
955,763	Stryker Corp.	52,662,541

		296,380,360

Pharmaceuticals, Biotechnology & Life Sciences — 1.9%
1,759,350	Hospira, Inc.[1]	61,542,063

Total Health Care		357,922,423

Industrials — 13.1%
Capital Goods — 11.8%
1,198,900	Cooper Industries PLC[3]	81,741,002
490,650	MSC Industrial Direct Co., Inc. — Class A	32,162,107
1,533,511	Stanley Black & Decker, Inc.	98,696,768
3,201,235	Tyco International Ltd.[2]	169,185,270

		381,785,147

Commercial & Professional Services — 1.3%
593,500	Dun & Bradstreet Corp. (The)	42,239,395

Total Industrials		424,024,542

Information Technology — 15.9%
Semiconductors & Semiconductor Equipment — 2.4%
6,417,345	LSI Corp.[1]	40,878,488
1,503,800	Maxim Integrated Products, Inc.	38,557,432

		79,435,920

Software & Services — 10.5%
2,711,600	Activision Blizzard, Inc.	32,512,084
1,675,178	BMC Software, Inc.[1]	71,496,597
679,350	Check Point Software Technologies Ltd.[1]	33,688,967
1,326,750	Global Payments, Inc.	57,355,402
2,328,304	Parametric Technology Corp.[1]	48,801,252
2,310,954	Western Union Co. (The)	38,916,465
3,582,400	Yahoo!, Inc.[1]	56,709,392

		339,480,159

Technology Hardware & Equipment — 3.0%
2,026,450	Motorola Solutions, Inc.	97,492,509

Total Information Technology		516,408,588

See accompanying notes.		CRM Funds
32

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012

Shares		Value
Materials — 5.9%
161,550	Air Products & Chemicals, Inc.	$13,041,932
464,550	Airgas, Inc.	39,026,845
598,100	Allegheny Technologies, Inc.	19,073,409
496,488	Ashland, Inc.	34,411,583
1,808,800	MeadWestvaco Corp.	52,003,000
310,650	PPG Industries, Inc.	32,966,178

Total Materials		190,522,947

Utilities — 13.3%
1,724,493	American Water Works Co., Inc.	59,115,620
2,072,871	CMS Energy Corp.	48,712,469
1,120,600	Edison International	51,771,720
2,746,400	NiSource, Inc.	67,973,400
1,370,300	Northeast Utilities	53,181,343
1,788,400	PPL Corp.	49,735,404
992,900	SCANA Corp.	47,500,336
1,805,800	Xcel Energy, Inc.	51,302,778

Total Utilities		429,293,070

Total Common Stock (Cost $2,746,430,133)		3,117,448,351

Short-Term Investments — 3.3%
53,859,685	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.15%[4]	53,859,685
53,859,685	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%[4]	53,859,685

Total Short-Term Investments (Cost $107,719,370)		107,719,370

Total Investments — 99.5% (Cost $2,854,149,503)		3,225,167,721
Other Assets in Excess of Liabilities — 0.5%		15,106,399

Total Net Assets — 100.0%		$3,240,274,120

Summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$3,117,448,351	$3,117,448,351	—	—
Short-Term Investments	107,719,370	107,719,370	—	—

Total	$3,225,167,721	$3,225,167,721	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

See accompanying notes.		CRM Funds
33

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

Shares		Value
Common Stock — 96.4%
Consumer Discretionary — 10.6%
Consumer Durables & Apparel — 1.1%
11,300	Harman International Industries, Inc.	$447,480

Consumer Services — 1.2%
9,750	Starwood Hotels & Resorts Worldwide, Inc.	517,140

Media — 3.4%
15,200	McGraw-Hill, Inc. (The)	684,000
20,800	Time Warner, Inc.	800,800

		1,484,800

Retailing — 4.9%
7,000	Bed Bath & Beyond, Inc.[1]	432,600
10,500	Dollar General Corp.[1]	571,095
14,000	Nordstrom, Inc.	695,660
7,510	Target Corp.	437,007

		2,136,362

Total Consumer Discretionary		4,585,782

Consumer Staples — 8.2%
Food, Beverage & Tobacco — 8.2%
6,450	Anheuser-Busch InBev N.V., ADR[2]	513,743
9,300	Coca-Cola Co. (The)	727,167
16,600	General Mills, Inc.	639,764
20,200	Kraft Foods, Inc. — Class A	780,124
12,900	PepsiCo, Inc.	911,514

Total Consumer Staples		3,572,312

Energy — 9.2%
22,500	Cameco Corp.	493,875
6,550	Chevron Corp.	691,025
7,500	EOG Resources, Inc.	675,825
8,300	National Oilwell Varco, Inc.	534,852
11,550	Occidental Petroleum Corp.	990,643
9,000	Schlumberger Ltd.	584,190

Total Energy		3,970,410

Financials — 17.3%
Banks — 2.4%
16,750	PNC Financial Services Group, Inc.	1,023,593

Diversified Financials — 6.4%
12,700	Capital One Financial Corp.	694,182
17,900	JPMorgan Chase & Co.	639,567
16,800	NYSE Euronext	429,744
22,300	State Street Corp.	995,472

		2,758,965

Insurance — 4.6%
20,400	American International Group, Inc.[1]	654,637

Shares		Value
Financials — (continued)
Insurance — (continued)
7,950	Chubb Corp. (The)	$578,919
23,800	Marsh & McLennan, Inc.	767,074

		2,000,630

Real Estate — 3.9%
12,420	American Tower Corp.	868,282
18,600	Rayonier, Inc.	835,140

		1,703,422

Total Financials		7,486,610

Health Care — 13.4%
Health Care Equipment & Services — 7.3%
17,100	Covidien PLC[3]	914,850
7,550	McKesson Corp.	707,812
21,750	St. Jude Medical, Inc.	868,043
11,800	Stryker Corp.	650,180

		3,140,885

Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
22,100	Hospira, Inc.[1]	773,058
14,400	Merck & Co., Inc.	601,200
28,800	Pfizer, Inc.	662,400
14,300	Roche Holding AG, ADR[2]	618,046

		2,654,704

Total Health Care		5,795,589

Industrials — 13.3%
Capital Goods — 13.3%
49,700	General Electric Co.	1,035,748
13,500	Pall Corp.	739,935
3,260	Precision Castparts Corp.	536,237
19,600	Stanley Black & Decker, Inc.	1,261,456
41,900	Tyco International Ltd.	2,214,415

Total Industrials		5,787,791

Information Technology — 14.9%
Software & Services — 8.9%
12,100	Automatic Data Processing, Inc.	673,486
24,230	BMC Software, Inc.[1]	1,034,136
18,610	IAC/InterActiveCorp.	848,616
21,600	Microsoft Corp.	660,744
41,000	Yahoo!, Inc.[1]	649,030

		3,866,012

Technology Hardware & Equipment — 6.0%
24,800	EMC Corp.[1]	635,624
26,850	Motorola Solutions, Inc.	1,291,754
12,000	QUALCOMM, Inc.	668,160

		2,595,538

Total Information Technology		6,461,550

Telecommunication Services — 2.0%
24,200	AT&T, Inc.	862,972

Total Telecommunication Services		862,972

See accompanying notes.		CRM Funds
34

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012

Shares		Value
Utilities — 7.5%
14,750	Edison International	$681,450
20,300	Northeast Utilities	787,843
23,600	PPL Corp.	656,316
9,800	Southern Co.	453,740
24,100	Xcel Energy, Inc.	684,681

Total Utilities		3,264,030

Total Common Stock (Cost $36,646,539)		41,787,046

Short-Term Investments — 3.6%
779,909	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.15%[4]	779,909
779,908	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%[4]	779,908

Total Short-Term Investments (Cost $1,559,817)		1,559,817

Total Investments — 100.0% (Cost $38,206,356)		43,346,863
Liabilities in Excess of Other Assets — 0.0%		(5,710)

Total Net Assets — 100.0%		$43,341,153

Summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$41,787,046	$41,787,046	—	—
Short-Term Investments	1,559,817	1,559,817	—	—

Total	$43,346,863	$43,346,863	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

See accompanying notes.		CRM Funds
35

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

Shares		Value
Common Stock — 96.6%
Consumer Discretionary — 6.2%
Media — 1.5%
16,700	McGraw-Hill, Inc. (The)	$751,500

Retailing — 4.7%
8,350	Bed Bath & Beyond, Inc.[1]	516,030
12,270	Dollar General Corp.[1]	667,365
13,400	Nordstrom, Inc.	665,846
8,700	Target Corp.	506,253

		2,355,494

Total Consumer Discretionary		3,106,994

Consumer Staples — 7.2%
Food, Beverage & Tobacco — 5.8%
21,400	General Mills, Inc.	824,756
28,300	Kraft Foods, Inc. — Class A	1,092,946
14,700	PepsiCo, Inc.	1,038,702

		2,956,404

Household & Personal Products — 1.4%
9,500	Clorox Co. (The)	688,370

Total Consumer Staples		3,644,774

Energy — 6.6%
8,800	EOG Resources, Inc.	792,968
10,000	National Oilwell Varco, Inc.	644,400
15,500	Occidental Petroleum Corp.	1,329,435
8,300	Schlumberger Ltd.	538,753

Total Energy		3,305,556

Financials — 17.4%
Banks — 6.5%
15,800	Hancock Holding Co.	480,952
18,300	PNC Financial Services Group, Inc.	1,118,313
32,600	SunTrust Banks, Inc.	789,898
96,150	TFS Financial Corp.[1]	918,233

		3,307,396

Diversified Financials — 4.7%
18,300	JPMorgan Chase & Co.	653,859
26,300	Lazard Ltd. — Class A	683,537
22,900	State Street Corp.	1,022,256

		2,359,652

Insurance — 2.0%
31,000	Marsh & McLennan, Inc.	999,130

Real Estate — 4.2%
11,950	American Tower Corp.	835,424
28,850	Rayonier, Inc.	1,295,365

		2,130,789

Total Financials		8,796,967

Health Care — 12.1%
Health Care Equipment & Services — 6.3%
36,600	CONMED Corp.	1,012,722

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
8,800	Cooper Cos., Inc. (The)	$701,888
20,350	St. Jude Medical, Inc.	812,169
11,800	Stryker Corp.	650,180

		3,176,959

Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
13,450	BioMarin Pharmaceutical, Inc.[1]	532,351
24,700	Hospira, Inc.[1]	864,006
19,800	Merck & Co., Inc.	826,650
9,500	Techne Corp.	704,900

		2,927,907

Total Health Care		6,104,866

Industrials — 17.1%
Capital Goods — 13.3%
63,300	General Electric Co.	1,319,172
15,650	Pall Corp.	857,777
12,000	Snap-On, Inc.	747,000
20,600	Stanley Black & Decker, Inc.	1,325,816
46,700	Tyco International Ltd.	2,468,095

		6,717,860

Commercial & Professional Services — 3.8%
12,550	Dun & Bradstreet Corp. (The)	893,183
21,400	Equifax, Inc.	997,240

		1,890,423

Total Industrials		8,608,283

Information Technology — 18.2%
Semiconductors & Semiconductor Equipment — 1.1%
86,750	LSI Corp.[1]	552,598

Software & Services — 10.5%
14,300	Automatic Data Processing, Inc.	795,938
25,900	BMC Software, Inc.[1]	1,105,412
43,700	Convergys Corp.	645,449
16,090	IAC/InterActiveCorp.	733,704
87,600	Monster Worldwide, Inc.[1]	744,600
25,500	Parametric Technology Corp.[1]	534,480
47,500	Yahoo!, Inc.[1]	751,925

		5,311,508

Technology Hardware & Equipment — 6.6%
24,400	EMC Corp.[1]	625,372
113,900	Intermec, Inc.[1]	706,180
26,550	Motorola Solutions, Inc.	1,277,320
13,100	QUALCOMM, Inc.	729,408

		3,338,280

Total Information Technology		9,202,386

Materials — 1.6%
15,000	FMC Corp.	802,200

Total Materials		802,200

See accompanying notes.		CRM Funds
36

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012

Shares		Value
Telecommunication Services — 1.7%
23,900	AT&T, Inc.	$852,274

Total Telecommunication Services		852,274

Utilities — 8.5%
23,100	American Water Works Co., Inc.	791,868
42,200	NiSource, Inc.	1,044,450
28,500	Northeast Utilities	1,106,085
28,700	PPL Corp.	798,147
12,300	Southern Co.	569,490

Total Utilities		4,310,040

Total Common Stock (Cost $45,070,264)		48,734,340

Short-Term Investments — 3.2%
804,352	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.15%[2]	804,352
804,353	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%[2]	804,353

Total Short-Term Investments (Cost $1,608,705)		1,608,705

Total Investments — 99.8% (Cost $46,678,969)		50,343,045
Other Assets in Excess of Liabilities — 0.2%		76,685

Total Net Assets — 100.0%		$50,419,730

Summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$48,734,340	$48,734,340	—	—
Short-Term Investments	1,608,705	1,608,705	—	—

Total	$50,343,045	$50,343,045	—	—

[1]	Non-income producing security.
[2]	Rate represents an annualized yield at date of measurement.

See accompanying notes.		CRM Funds
37

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

Shares		Value
Common Stock — 96.9%
Austria — 1.4%
14,800	Andritz AG	$761,087

Total Austria		761,087

Bermuda — 2.5%
87,700	Catlin Group Ltd.	585,258
23,050	Seadrill Ltd.	822,089

Total Bermuda		1,407,347

Brazil — 1.7%
49,400	Vale SA, ADR[2]	963,794

Total Brazil		963,794

Chile — 1.5%
45,700	ENTEL Chile SA	866,999

Total Chile		866,999

Finland — 1.4%
40,600	Elisa OYJ	817,572

Total Finland		817,572

France — 3.0%
9,600	BioMerieux	790,553
8,900	Technip SA	927,525

Total France		1,718,078

Germany — 4.6%
8,100	Brenntag AG	896,408
5,400	Fresenius SE	559,105
7,600	Linde AG	1,183,632

Total Germany		2,639,145

Hong Kong — 1.5%
77,500	China Mobile Ltd.	850,756

Total Hong Kong		850,756

Indonesia — 2.8%
1,679,000	Bank Negara Indonesia Persero Tbk PT	690,356
1,049,500	Telekomunikasi Indonesia Tbk PT	916,932

Total Indonesia		1,607,288

Ireland — 2.9%
223,600	C&C Group PLC[3]	960,856
13,100	Covidien PLC[2,3]	700,850

Total Ireland		1,661,706

Japan — 17.1%
15,000	Benesse Holdings, Inc.	671,601
40,000	Bridgestone Corp.	918,564
19,800	Canon, Inc.	790,228
31,000	JGC Corp.	898,732
48,200	JSR Corp.	836,347
37,100	Komatsu Ltd.	885,627
71,300	Kuraray Co. Ltd.	924,010
49,600	Nichi-Iko Pharmaceutical Co. Ltd.	1,094,287
21,200	Nitto Denko Corp.	908,308

Shares		Value
Japan — (continued)
45,900	Sega Sammy Holdings, Inc.	$933,674
71,200	Sumitomo Electric Industries Ltd.	887,215

Total Japan		9,748,593

Netherlands — 2.9%
127,450	ING Groep N.V.[1]	854,440
16,200	Koninklijke DSM N.V	798,653

Total Netherlands		1,653,093

Norway — 0.0%
4,540	Veripos, Inc.[4]	4,754

Total Norway		4,754

Switzerland — 4.3%
5,250	Roche Holding AG	906,848
29,300	Tyco International Ltd.[2]	1,548,505

Total Switzerland		2,455,353

United Arab Emirates — 1.7%
111,400	Dragon Oil PLC[3]	948,784

Total United Arab Emirates		948,784

United Kingdom — 11.9%
53,200	Antofagasta PLC[3]	910,030
19,800	Croda International PLC[3]	703,496
593,400	Man Group PLC[3]	710,043
18,300	SABMiller PLC[3]	734,217
46,600	Standard Chartered PLC[3]	1,012,289
45,400	Subsea 7 SA	898,471
40,050	Tullow Oil PLC[3]	925,656
36,600	Weir Group PLC (The)[3]	879,486

Total United Kingdom		6,773,688

United States — 35.7%
18,200	American International Group, Inc.[1]	584,038
14,100	Automatic Data Processing, Inc.	784,806
19,200	BMC Software, Inc.[1]	819,456
40,500	CROCS, Inc.[1]	654,075
11,100	Dollar General Corp.[1]	603,729
14,400	DSW, Inc. — Class A	783,360
24,800	EMC Corp.[1]	635,624
17,240	IAC/InterActiveCorp.	786,144
21,700	Kraft Foods, Inc. — Class A	838,054
80,850	LSI Corp.[1]	515,014
18,700	McGraw-Hill Companies, Inc. (The)	841,500
19,200	Merck & Co., Inc.	801,600
65,800	Monster Worldwide, Inc.[1]	559,300
17,500	Motorola Solutions, Inc.	841,925
30,100	NiSource, Inc.	744,975
12,500	Nordstrom, Inc.	621,125
19,800	Northeast Utilities	768,438
6,900	Occidental Petroleum Corp.	591,813
13,200	Pall Corp.	723,492

See accompanying notes.		CRM Funds
38

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

Shares		Value
United States — (continued)
12,000	PepsiCo, Inc.	$847,920
14,200	PNC Financial Services Group, Inc.	867,762
11,500	QUALCOMM, Inc.	640,320
17,700	Rayonier, Inc.	794,730
13,600	Schlumberger Ltd.	882,776
15,400	St. Jude Medical, Inc.	614,614
13,600	Stanley Black & Decker, Inc.	875,296
13,700	State Street Corp.	611,568
12,700	Stryker Corp.	699,770

Total United States		20,333,224

Total Common Stock (Cost $53,053,942)		55,211,261

Short-Term Investments — 3.4%
956,959	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.15%[5]	956,959
956,959	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%[5]	956,959

Total Short-Term Investments (Cost $1,913,918)		1,913,918

Total Investments — 100.3% (Cost $54,967,860)		57,125,179
Liabilities in Excess of Other Assets — (0.3%)		(145,675)

Total Net Assets — 100.0%		$56,979,504

Summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$761,087	—	$761,087	—
Bermuda	1,407,347	—	1,407,347	—
Brazil	963,794	$963,794	—	—
Chile	866,999	866,999	—	—
Finland	817,572	—	817,572	—
France	1,718,078	—	1,718,078	—
Germany	2,639,145	—	2,639,145	—
Hong Kong	850,756	—	850,756	—
Indonesia	1,607,288	—	1,607,288	—
Ireland	1,661,706	700,850	960,856	—
Japan	9,748,593	—	9,748,593	—
Netherlands	1,653,093	—	1,653,093	—
Norway	4,754	—	—	$4,754
Switzerland	2,455,353	1,548,505	906,848	—
United Arab Emirates	948,784	—	948,784	—
United Kingdom	6,773,688	—	6,773,688	—
United States	20,333,224	20,333,224	—	—
Short-Term Investments	1,913,918	1,913,918	—	—

Total	$57,125,179	$26,327,290	$30,793,135	$4,754

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. There were no other transfers between levels for the year ended June 30, 2012.

See accompanying notes.		CRM Funds
39

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance, 06/30/11	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(6)	(12,952)
Purchases	17,706
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance, 06/30/12	$4,754

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Fair valued security using unobservable inputs in accordance with the Funds’ policy (See Note 2). The total market value of fair valued securities at June 30, 2012 is $4,754.
[5]	Rate represents an annualized yield at date of measurement.
[6]	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on: Investments and foreign currency.

See accompanying notes.		CRM Funds
40

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

Shares		Value
Common Stock — 94.3%
Australia — 1.4%
19,400	Iluka Resources Ltd.	$228,965

Total Australia		228,965

Austria — 1.3%
4,300	Andritz AG	221,127

Total Austria		221,127

Bermuda — 3.0%
33,550	Catlin Group Ltd.	223,893
7,600	Seadrill Ltd.	271,057

Total Bermuda		494,950

Brazil — 4.6%
14,500	BRF-Brasil Foods SA	218,384
14,800	Petroleo Brasileiro SA, ADR[2]	277,796
13,610	Vale SA, ADR[2]	265,531

Total Brazil		761,711

Canada — 3.5%
7,500	Canadian Natural Resources Ltd.	201,184
7,050	Cenovus Energy, Inc.	224,151
7,000	Pacific Rubiales Energy Corp.	148,237

Total Canada		573,572

Chile — 1.5%
12,800	ENTEL Chile SA	242,836

Total Chile		242,836

Finland — 1.5%
11,900	Elisa OYJ	239,633

Total Finland		239,633

France — 6.0%
3,550	Arkema SA	232,768
2,750	BioMerieux	226,461
4,050	Cie Generale Des Etablissements Michelin — Class B	264,977
2,550	Technip SA	265,751

Total France		989,957

Germany — 8.7%
3,850	BASF SE	267,708
2,400	Brenntag AG	265,603
1,550	Fresenius SE	160,484
2,250	Linde AG	350,417
2,500	Siemens AG	210,068
8,800	Wirecard AG	170,636

Total Germany		1,424,916

Hong Kong — 1.6%
24,000	China Mobile Ltd.	263,460

Total Hong Kong		263,460

Indonesia — 2.8%
487,000	Bank Negara Indonesia Persero Tbk PT	200,240

Shares		Value
Indonesia — (continued)
299,000	Telekomunikasi Indonesia Tbk PT	$261,232

Total Indonesia		461,472

Ireland — 3.3%
64,150	C&C Group PLC[3]	275,666
21,600	WPP PLC[3]	262,218

Total Ireland		537,884

Japan — 25.5%
4,400	Benesse Holdings, Inc.	197,003
11,700	Bridgestone Corp.	268,680
5,900	Canon, Inc.	235,472
9,100	Chugai Pharmaceutical Co. Ltd.	172,511
41,000	Daicel Corp.	252,215
18,000	H2O Retailing Corp.	180,411
9,000	JGC Corp.	260,922
15,400	JSR Corp.	267,215
3,700	Kobayashi Pharmaceutical Co. Ltd.	205,752
10,900	Komatsu Ltd.	260,198
20,800	Kuraray Co. Ltd.	269,557
3,600	Lawson, Inc.	251,753
14,300	Nichi-Iko Pharmaceutical Co. Ltd.	315,490
6,200	Nitto Denko Corp.	265,637
5,200	Sankyo Co. Ltd.	253,756
13,300	Sega Sammy Holdings, Inc.	270,542
22,000	Sumitomo Electric Industries Ltd.	274,139

Total Japan		4,201,253

Netherlands — 2.9%
36,830	ING Groep N.V.[1]	246,913
4,800	Koninklijke DSM N.V	236,638

Total Netherlands		483,551

Norway — 0.0%
1,225	Veripos, Inc.[4]	1,283

Total Norway		1,283

Peru — 1.0%
1,300	Credicorp Ltd.	163,657

Total Peru		163,657

Singapore — 1.3%
300,000	Hutchison Port Holdings Trust	213,000

Total Singapore		213,000

Switzerland — 4.5%
5,300	Aryzta AG	263,806
36,300	Informa PLC[3]	216,600
1,525	Roche Holding AG	263,418

Total Switzerland		743,824

Turkey — 1.0%
20,900	Turkiye Halk Bankasi AS	163,971

Total Turkey		163,971

See accompanying notes.		CRM Funds
41

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

Shares		Value
United Arab Emirates — 1.7%
32,300	Dragon Oil PLC[3]	$275,096

Total United Arab Emirates		275,096

United Kingdom — 17.2%
15,800	Antofagasta PLC[3]	270,272
38,700	Ashmore Group PLC[3]	211,703
7,050	Croda International PLC[3]	250,487
235,300	Hays PLC[3]	271,752
23,150	Hunting PLC[3]	262,218
184,550	Man Group PLC[3]	220,826
5,427	SABMiller PLC[3]	217,738
14,800	Standard Chartered PLC[3]	321,499
13,950	Subsea 7 SA	276,072
11,050	Tullow Oil PLC[3]	255,393
11,400	Weir Group PLC (The)[3]	273,938

Total United Kingdom		2,831,898

Total Common Stock (Cost $15,494,206)		15,518,016

Short-Term Investments — 5.3%
438,851	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.15%[5]	438,851
438,852	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%[5]	438,852

Total Short-Term Investments (Cost $877,703)		877,703

Total Investments — 99.6% (Cost $16,371,909)		16,395,719
Other Assets in Excess of Liabilities — 0.4%		66,952

Total Net Assets — 100.0%		$16,462,671

Summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Australia	$228,965	—	$228,965	—
Austria	221,127	—	221,127	—
Bermuda	494,950	—	494,950	—
Brazil	761,711	$761,711	—	—
Canada	573,572	573,572	—	—
Chile	242,836	242,836	—	—
Finland	239,633	—	239,633	—
France	989,957	—	989,957	—
Germany	1,424,916	—	1,424,916	—
Hong Kong	263,460	—	263,460	—
Indonesia	461,472	—	461,472	—
Ireland	537,884	—	537,884	—
Japan	4,201,253	—	4,201,253	—
Netherlands	483,551	—	483,551	—
Norway	1,283	—	—	$1,283
Peru	163,657	163,657	—	—
Singapore	213,000	—	213,000	—
Switzerland	743,824	—	743,824	—
Turkey	163,971	—	163,971	—
United Arab Emirates	275,096	—	275,096	—
United Kingdom	2,831,898	—	2,831,898	—
Short-Term Investments	877,703	877,703	—	—

Total	$16,395,719	$2,619,479	$13,774,957	$1,283

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. There were no other transfers between levels for the year ended June 30, 2012.

See accompanying notes.		CRM Funds
42

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance, 06/30/11	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(6)	(3,756)
Purchases	5,039
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance, 06/30/12	$1,283

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Fair valued security using unobservable inputs in accordance with the Funds’ policy (See Note 2). The total market value of fair valued securities at June 30, 2012 is $1,283.
[5]	Rate represents an annualized yield at date of measurement.
[6]	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on: Investments and foreign currency.

See accompanying notes.		CRM Funds
43

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2012

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund	CRM Large Cap Opportunity Fund
ASSETS:
Investments
Investments, at cost	$685,176,651	$724,130,178	$2,854,149,503	$38,206,356
Net unrealized appreciation	48,920,653	84,335,850	371,018,218	5,140,507

Total investments, at value[1]	734,097,304	808,466,028	3,225,167,721	43,346,863
Receivable for fund shares sold	438,914	15,966,428	2,829,050	—
Receivable for securities sold	14,417,919	3,229,186	36,242,068	1,121,556
Dividends and interest receivable	814,853	759,414	5,041,315	86,601
Other assets	38,234	39,421	131,218	4,971

Total assets	749,807,224	828,460,477	3,269,411,372	44,559,991

LIABILITIES:
Obligation to return securities lending collateral	4,549,839	5,201,139	—	—
Payable for fund shares redeemed	244,576	454,428	10,733,755	59,356
Payable for securities purchased	17,574,906	23,029,308	15,788,992	1,112,959
Accrued advisory fee	439,098	471,378	1,835,907	17,113
Audit and tax fees	5,825	5,825	5,825	5,825
Other accrued expenses	155,819	173,274	772,773	23,585

Total liabilities	22,970,063	29,335,352	29,137,252	1,218,838

NET ASSETS	$726,837,161	$799,125,125	$3,240,274,120	$43,341,153

COMPONENTS OF NET ASSETS
Paid-in-capital	$703,638,095	$727,771,354	$3,075,485,249	$39,016,033
Undistributed net investment income	7,108,319	2,571,086	16,487,509	241,822
Accumulated net realized loss on investments	(32,829,906)	(15,553,165)	(222,716,856)	(1,057,209)
Net unrealized appreciation of investments	48,920,653	84,335,850	371,018,218	5,140,507

NET ASSETS	$726,837,161	$799,125,125	$3,240,274,120	$43,341,153

NET ASSETS BY SHARE CLASS
Investor Shares	$101,747,259	$182,394,132	$1,062,429,332	$19,130,997
Institutional Shares	625,089,902	616,730,993	2,177,844,788	24,210,156

NET ASSETS	$726,837,161	$799,125,125	$3,240,274,120	$43,341,153

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	5,646,351	12,918,533	37,754,404	1,757,913
Institutional Shares	32,491,309	43,145,935	76,140,537	2,219,047
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$18.02	$14.12	$28.14	$10.88
Institutional Shares	$19.24	$14.29	$28.60	$10.91
[1] Includes securities loaned of:	$4,458,219	$5,091,025	$—	$—

See accompanying notes.		CRM Funds
44

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2012

	CRM All Cap Value Fund	CRM Global Opportunity Fund	CRM International Opportunity Fund
ASSETS:
Investments
Investments, at cost	$46,678,969	$54,967,860	$16,371,909
Net unrealized appreciation	3,664,076	2,157,319	23,810

Total investments, at value	50,343,045	57,125,179	16,395,719
Currencies
Foreign currencies, at cost	—	67,144	19,480
Net unrealized appreciation	—	324	173

Total foreign currencies, at value	—	67,468	19,653
Receivable for fund shares sold	15,620	—	—
Receivable for securities sold	1,375,189	485,965	148,466
Dividends and interest receivable	80,577	119,387	37,022
Other assets	5,007	12,507	10,352

Total assets	51,819,438	57,810,506	16,611,212

LIABILITIES:
Payable for fund shares redeemed	68,042	425,400	—
Payable for securities purchased	1,265,420	279,496	28,618
Deferred foreign capital gain tax	—	—	2,228
Accrued advisory fee	37,082	43,403	17,623
Audit and tax fees	5,825	23,836	23,816
Other accrued expenses	23,339	58,867	76,256

Total liabilities	1,399,708	831,002	148,541

NET ASSETS	$50,419,730	$56,979,504	$16,462,671

COMPONENTS OF NET ASSETS
Paid-in-capital	$49,923,924	$69,257,380	$19,292,246
Undistributed net investment income	71,081	—	—
Accumulated net realized loss on investments	(3,239,351)	(14,431,390)	(2,850,564)
Net unrealized appreciation of investments and foreign currency	3,664,076	2,153,514	20,989	[2]

NET ASSETS	$50,419,730	$56,979,504	$16,462,671

NET ASSETS BY SHARE CLASS
Investor Shares	$24,224,404	$1,970,615	$5,787,754
Institutional Shares	26,195,326	55,008,889	10,674,917

NET ASSETS	$50,419,730	$56,979,504	$16,462,671

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	2,442,850	154,174	470,976
Institutional Shares	2,620,811	4,268,610	866,144
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$9.92	$12.78	$12.29
Institutional Shares	$10.00	$12.89	$12.32

[2] Net of $(2,228) accrued foreign capital gain taxes on securities at unrealized appreciation

See accompanying notes.		CRM Funds
45

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2012

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund	CRM Large Cap Opportunity Fund
INVESTMENT INCOME
Dividends	$13,579,700	$9,918,272	$60,610,114	$986,614
Securities lending income	49,917	31,572	55,445	—
Foreign tax withheld	(6,093)	(2,410)	(44,145)	(8,247)

Total investment income	13,623,524	9,947,434	60,621,414	978,367

EXPENSES
Investment advisory fees	5,491,474	5,956,568	24,048,965	395,872
Administration and accounting fees	157,514	168,540	702,929	20,504
Custody fees	65,557	51,966	206,076	19,084
Transfer Agent fees	256,978	375,425	1,617,544	48,296
Shareholder reports	30,580	66,413	316,843	3,086
Shareholder services - Investor Shares	295,427	412,340	3,011,343	49,184
Trustee fees and expenses	33,589	35,040	157,529	2,474
Insurance fees	23,240	23,016	111,096	1,781
Compliance services	10,423	11,566	50,241	766
Registration fees	45,000	57,215	35,000	36,362
Audit and tax fees	38,025	38,025	38,025	38,025
Legal fees	18,633	21,312	91,640	1,395
Miscellaneous	46,663	49,180	222,108	6,709

Total expenses	6,513,103	7,266,606	30,609,339	623,538
Expenses waived/reimbursed	—	—	—	(99,308)

Net expenses	6,513,103	7,266,606	30,609,339	524,230

NET INVESTMENT INCOME	7,110,421	2,680,828	30,012,075	454,137

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(19,158,918)	(7,666,605)	(88,924,652)	156,957
Net change in unrealized appreciation (depreciation) on:
Investments	(70,850,523)	(30,521,251)	(240,960,448)	(2,291,220)

Net realized and unrealized loss on investments	(90,009,441)	(38,187,856)	(329,885,100)	(2,134,263)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,899,020)	$(35,507,028)	$(299,873,025)	$(1,680,126)

See accompanying notes.		CRM Funds
46

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2012

	CRM All Cap Value Fund	CRM Global Opportunity Fund	CRM International Opportunity Fund
INVESTMENT INCOME
Dividends	$687,164	$1,567,761	$442,970
Foreign tax withheld	—	(112,756)	(40,630)

Total investment income	687,164	1,455,005	402,340

EXPENSES
Investment advisory fees	411,143	689,730	160,909
Administration and accounting fees	18,289	48,813	43,905
Custody fees	19,108	154,506	163,390
Transfer Agent fees	40,480	59,094	41,180
Shareholder reports	3,385	1,301	806
Shareholder services - Investor Shares	65,329	5,240	11,372
Trustee fees and expenses	1,694	3,859	815
Insurance fees	981	2,821	554
Compliance services	632	1,110	260
Registration fees	33,911	31,140	30,357
Audit and tax fees	38,025	55,753	56,234
Legal fees	1,217	2,047	496
Miscellaneous	6,823	5,868	2,020

Total expenses	641,017	1,061,282	512,298
Expenses waived/reimbursed	(34,710)	(98,084)	(277,441)

Net expenses	606,307	963,198	234,857

NET INVESTMENT INCOME	80,857	491,807	167,483

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss from:
Investments	(3,151,978)	(13,929,936)	(2,772,956)
Foreign currency transactions	—	(328,640)	(116,462)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency	544,711	(6,503,095)	(1,722,932)
Foreign capital gains tax	—	639	(2,154)

Net realized and unrealized loss on investments and foreign currency	(2,607,267)	(20,761,032)	(4,614,504)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,526,410)	$(20,269,225)	$(4,447,021)

See accompanying notes.		CRM Funds
47

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small Cap Value Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF YEAR	$866,058,642	$650,644,358

OPERATIONS
Net investment income	7,110,421	1,175,463
Net realized gain (loss) from investments	(19,158,918)	145,024,945
Net change in unrealized appreciation (depreciation) on investments	(70,850,523)	127,590,703

Net increase (decrease) in net assets resulting from operations	(82,899,020)	273,791,111

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Institutional Shares	(1,207,942)	—
Net realized gains on investments - Investor Shares	(18,641,029)	—
Net realized gains on investments - Institutional Shares	(90,759,313)	—

Total distributions to shareholders	(110,608,284)	—

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	12,318,046	107,047,222
Sale of shares - Institutional Shares	154,557,801	170,161,406
Reinvestment of distributions - Investor Shares	18,220,618	—
Reinvestment of distributions - Institutional Shares	90,038,362	—
Redemption of shares - Investor Shares	(52,844,735)	(149,255,126)
Redemption of shares - Institutional Shares.	(168,004,269)	(186,330,329)

Net increase (decrease) from capital share transactions	54,285,823	(58,376,827)

Total increase (decrease) in net assets	(139,221,481)	215,414,284

NET ASSETS - END OF YEAR	$726,837,161	$866,058,642

Undistributed net investment income	$7,108,319	$1,206,398

See accompanying notes.		CRM Funds
48

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small/Mid Cap Value Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF YEAR	$911,426,868	$426,469,863

OPERATIONS
Net investment income	2,680,828	71,553
Net realized gain (loss) from investments	(7,666,605)	88,524,953
Net change in unrealized appreciation (depreciation) on investments	(30,521,251)	123,895,508

Net increase (decrease) in net assets resulting from operations	(35,507,028)	212,492,014

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	(1,777)
Net investment income - Institutional Shares	—	(792,187)
Net realized gains on investments - Investor Shares	(13,158,674)	—
Net realized gains on investments - Institutional Shares	(48,569,236)	—

Total distributions to shareholders	(61,727,910)	(793,964)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	92,462,032	126,541,476
Sale of shares - Institutional Shares	136,101,057	282,895,816
Reinvestment of distributions - Investor Shares	13,137,185	1,766
Reinvestment of distributions - Institutional Shares	47,382,787	711,556
Redemption of shares - Investor Shares	(72,653,439)	(42,156,337)
Redemption of shares - Institutional Shares	(231,496,427)	(94,735,322)

Net increase (decrease) from capital share transactions	(15,066,805)	273,258,955

Total increase (decrease) in net assets	(112,301,743)	484,957,005

NET ASSETS - END OF YEAR	$799,125,125	$911,426,868

Undistributed (distributions in excess of) net investment income	$2,571,086	$(217)

See accompanying notes.		CRM Funds
49

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Mid Cap Value Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF YEAR	$4,153,281,069	$3,229,976,943

OPERATIONS
Net investment income	30,012,075	22,114,579
Net realized gain (loss) from investments	(88,924,652)	547,734,536
Net change in unrealized appreciation (depreciation) on investments	(240,960,448)	577,096,641

Net increase (decrease) in net assets resulting from operations	(299,873,025)	1,146,945,756

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(6,599,259)	(4,384,842)
Net investment income - Institutional Shares	(16,632,425)	(13,760,019)

Total distributions to shareholders	(23,231,684)	(18,144,861)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	230,593,564	373,652,905
Sale of shares - Institutional Shares	362,404,552	647,000,390
Reinvestment of distributions - Investor Shares	6,499,663	4,361,235
Reinvestment of distributions - Institutional Shares	13,854,916	10,958,035
Redemption of shares - Investor Shares	(518,325,200)	(722,518,663)
Redemption of shares - Institutional Shares	(684,929,735)	(518,950,671)

Net decrease from capital share transactions	(589,902,240)	(205,496,769)

Total increase (decrease) in net assets	(913,006,949)	923,304,126

NET ASSETS - END OF YEAR	$3,240,274,120	$4,153,281,069

Undistributed net investment income	$16,487,509	$9,707,118

See accompanying notes.		CRM Funds
50

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Large Cap Opportunity Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF YEAR	$69,770,565	$42,868,331

OPERATIONS
Net investment income	454,137	298,521
Net realized gain from investments	156,957	6,445,944
Net change in unrealized appreciation (depreciation) on investments	(2,291,220)	7,847,300

Net increase (decrease) in net assets resulting from operations	(1,680,126)	14,591,765

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(79,096)	(55,875)
Net investment income - Institutional Shares	(269,244)	(175,048)

Total distributions to shareholders	(348,340)	(230,923)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	1,884,747	5,241,502
Sale of shares - Institutional Shares	5,747,940	15,496,610
Reinvestment of distributions - Investor Shares	75,525	53,689
Reinvestment of distributions - Institutional Shares	237,752	152,988
Redemption of shares - Investor Shares	(6,226,735)	(2,728,497)
Redemption of shares - Institutional Shares	(26,120,175)	(5,674,900)

Net increase (decrease) from capital share transactions	(24,400,946)	12,541,392

Total increase (decrease) in net assets	(26,429,412)	26,902,234

NET ASSETS - END OF YEAR	$43,341,153	$69,770,565

Undistributed net investment income	$241,822	$136,025

See accompanying notes.		CRM Funds
51

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM All Cap Value Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF YEAR	$39,415,535	$17,817,142

OPERATIONS
Net investment income (loss)	80,857	(133,200)
Net realized gain (loss) from investments	(3,151,978)	3,653,274
Net change in unrealized appreciation (depreciation) on investments	544,711	3,882,764

Net increase (decrease) in net assets resulting from operations	(2,526,410)	7,402,838

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gains on investments - Investor Shares	(713,681)	—
Net realized gains on investments - Institutional Shares	(368,149)	—

Total distributions to shareholders	(1,081,830)	—

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	11,568,525	13,177,328
Sale of shares - Institutional Shares	16,969,363	6,966,150
Reinvestment of distributions - Investor Shares	673,799	—
Reinvestment of distributions - Institutional Shares	246,036	—
Redemption of shares - Investor Shares	(13,601,402)	(3,007,778)
Redemption of shares - Institutional Shares	(1,243,886)	(2,940,145)

Net increase from capital share transactions	14,612,435	14,195,555

Total increase in net assets	11,004,195	21,598,393

NET ASSETS - END OF YEAR	$50,419,730	$39,415,535

Undistributed (distributions in excess of) net investment income	$71,081	$(13)

See accompanying notes.		CRM Funds
52

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Global Opportunity Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF YEAR	$112,169,618	$50,667,541

OPERATIONS
Net investment income	491,807	318,205
Net realized gain (loss) from investments and foreign currency	(14,258,576)	10,408,562
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(6,502,456)	12,628,340

Net increase (decrease) in net assets resulting from operations	(20,269,225)	23,355,107

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	—
Net investment income - Institutional Shares	—	(160,372)
Net realized gains on investments - Investor Shares	(285,524)	(22,908)
Net realized gains on investments - Institutional Shares	(10,429,976)	(1,009,697)

Total distributions to shareholders	(10,715,500)	(1,192,977)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	347,976	742,541
Sale of shares - Institutional Shares	27,536,630	47,932,494
Reinvestment of distributions - Investor Shares	278,226	22,231
Reinvestment of distributions - Institutional Shares	1,167,841	249,379
Redemption of shares - Investor Shares	(590,967)	(164,052)
Redemption of shares - Institutional Shares	(52,945,263)	(9,442,998)
Redemption fee - Investor Shares	4	15
Redemption fee - Institutional Shares	164	337

Net increase (decrease) from capital share transactions	(24,205,389)	39,339,947

Total increase (decrease) in net assets	(55,190,114)	61,502,077

NET ASSETS - END OF YEAR	$56,979,504	$112,169,618

Undistributed (distributions in excess of) net investment income	$—	$(453,902)

See accompanying notes.		CRM Funds
53

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM International Opportunity Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF YEAR	$22,986,072	$7,358,346

OPERATIONS
Net investment income	167,483	126,418
Net realized gain (loss) from investments and foreign currency	(2,889,418)	2,060,893
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,725,086)	1,662,997

Net increase (decrease) in net assets resulting from operations	(4,447,021)	3,850,308

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(473)	(7,062)
Net investment income - Institutional Shares	(36,056)	(34,192)
Net realized gains on investments - Investor Shares	(479,029)	(135,538)
Net realized gains on investments - Institutional Shares	(1,613,067)	(354,136)

Total distributions to shareholders	(2,128,625)	(530,928)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	2,351,038	1,950,600
Sale of shares - Institutional Shares	5,217,297	11,512,490
Reinvestment of distributions - Investor Shares	454,948	131,864
Reinvestment of distributions - Institutional Shares	685,756	141,942
Redemption of shares - Investor Shares	(373,168)	(381,811)
Redemption of shares - Institutional Shares	(8,283,626)	(1,046,739)

Net increase from capital share transactions	52,245	12,308,346

Total increase (decrease) in net assets	(6,523,401)	15,627,726

NET ASSETS - END OF YEAR	$16,462,671	$22,986,072

Undistributed (distributions in excess of) net investment income	$—	$(91,080)

See accompanying notes.		CRM Funds
54

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	CRM Small Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net Asset Value — Beginning of Year	$24.08	$17.00	$14.82	$18.80	$27.78

Investment operations:
Net investment income (loss)[1]	0.13	(0.01)	(0.07)	0.03	0.05
Net realized and unrealized gain (loss) on investments	(2.88)	7.09	2.25	(3.94)	(5.10)

Total from investment operations	(2.75)	7.08	2.18	(3.91)	(5.05)

Distributions to shareholders:
From net investment income	—	—	—	(0.03)	(0.05)
From net realized gains on investments	(3.31)	—	—	—	(3.88)
Return of capital	—	—	—	(0.04)	—

Total distributions to shareholders	(3.31)	—	—	(0.07)	(3.93)

Net Asset Value — End of Year	$18.02	$24.08	$17.00	$14.82	$18.80

Total Return	(9.58)%	41.65%	14.71%	(20.79)%	(18.71)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.08%	1.08%	1.09%	1.11%	1.11%
Net investment income (loss)	0.71%	(0.06)%	(0.38)%	0.22%	0.20%
Portfolio turnover rate	103%	115%	115%	87%	79%
Net Assets at the end of year (000’s omitted)	$101,747	$159,302	$142,221	$120,445	$168,055

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
55

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net Asset Value — Beginning of Year	$25.43	$17.91	$15.58	$19.78	$29.00

Investment operations:
Net investment income (loss)[1]	0.21	0.04	(0.03)	0.07	0.11
Net realized and unrealized gain (loss) on investments	(3.05)	7.48	2.36	(4.16)	(5.33)

Total from investment operations	(2.84)	7.52	2.33	(4.09)	(5.22)

Distributions to shareholders:
From net investment income	(0.04)	—	—	(0.07)	(0.12)
From net realized gains on investments	(3.31)	—	—	—	(3.88)
Return of capital	—	—	—	(0.04)	—

Total distributions to shareholders	(3.35)	—	—	(0.11)	(4.00)

Net Asset Value — End of Year	$19.24	$25.43	$17.91	$15.58	$19.78

Total Return	(9.36)%	41.99%	14.96%	(20.61)%	(18.50)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.85%	0.85%	0.84%	0.86%	0.86%
Net investment income (loss)	1.02%	0.19%	(0.16)%	0.45%	0.46%
Portfolio turnover rate	103%	115%	115%	87%	79%
Net Assets at the end of year (000’s omitted)	$625,090	$706,757	$508,423	$353,657	$393,983

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
56

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net Asset Value — Beginning of Year	$15.97	$11.45	$10.06	$12.98	$15.87

Investment operations:
Net investment income (loss)[1]	0.03	(0.02)	(0.01)	0.04	0.05
Net realized and unrealized gain (loss) on investments	(0.72)	4.54	1.40	(2.91)	(2.02)

Total from investment operations	(0.69)	4.52	1.39	(2.87)	(1.97)

Distributions to shareholders:
From net investment income	—	—	— [2]	(0.05)	(0.01)
From net realized gains on investments	(1.16)	—	—	—	(0.91)

Total distributions to shareholders	(1.16)	—	—	(0.05)	(0.92)

Net Asset Value — End of Year	$14.12	$15.97	$11.45	$10.06	$12.98

Total Return	(3.23)%	39.48%	13.82%	(22.08)%	(12.67)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.08%	1.08%	1.11%	1.18%	1.23%
Net investment income (loss)	0.18%	(0.16)%	(0.05)%	0.41%	0.33%
Portfolio turnover rate	96%	97%	126%	110%	78%
Net Assets at the end of year (000’s omitted)	$182,394	$167,235	$43,929	$50,498	$84,201

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Amount represents less than $0.005.

See accompanying notes.		CRM Funds
57

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net Asset Value — Beginning of Year	$16.12	$11.54	$10.13	$13.07	$15.96

Investment operations:
Net investment income (loss)[1]	0.05	0.01	0.02	0.06	0.07
Net realized and unrealized gain (loss) on investments	(0.72)	4.59	1.40	(2.92)	(2.02)

Total from investment operations	(0.67)	4.60	1.42	(2.86)	(1.95)

Distributions to shareholders:
From net investment income	—	(0.02)	(0.01)	(0.08)	(0.03)
From net realized gains on investments	(1.16)	—	—	—	(0.91)

Total distributions to shareholders	(1.16)	(0.02)	(0.01)	(0.08)	(0.94)

Net Asset Value — End of Year	$14.29	$16.12	$11.54	$10.13	$13.07

Total Return	(3.07)%	39.86%	14.05%	(21.86)%	(12.48)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.87%	0.86%	0.86%	0.93%	0.99%
Net investment income	0.38%	0.05%	0.19%	0.55%	0.53%
Portfolio turnover rate	96%	97%	126%	110%	78%
Net Assets at the end of year (000’s omitted)	$616,731	$744,192	$382,541	$251,206	$197,237

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
58

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net Asset Value — Beginning of Year	$30.48	$22.15	$20.18	$26.70	$33.18

Investment operations:
Net investment income[1]	0.20	0.12	0.07	0.15	0.21
Net realized and unrealized gain (loss) on investments	(2.40)	8.30	1.97	(6.43)	(3.49)

Total from investment operations	(2.20)	8.42	2.04	(6.28)	(3.28)

Distributions to shareholders:
From net investment income	(0.14)	(0.09)	(0.07)	(0.24)	(0.17)
From net realized gains on investments	—	—	—	—	(3.03)

Total distributions to shareholders	(0.14)	(0.09)	(0.07)	(0.24)	(3.20)

Net Asset Value — End of Year	$28.14	$30.48	$22.15	$20.18	$26.70

Total Return	(7.16)%	38.07%	10.09%	(23.45)%	(10.49)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.02%	1.01%	1.03%	1.09%	1.02%
Net investment income	0.73%	0.45%	0.32%	0.71%	0.70%
Portfolio turnover rate	105%	116%	126%	113%	73%
Net Assets at the end of year (000’s omitted)	$1,062,429	$1,459,517	$1,379,249	$1,357,876	$1,603,987

[1]	The net investment income per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
59

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net Asset Value — Beginning of Year	$30.98	$22.53	$20.51	$27.16	$33.69

Investment operations:
Net investment income[1]	0.26	0.19	0.13	0.20	0.28
Net realized and unrealized gain (loss) on investments	(2.44)	8.43	2.01	(6.57)	(3.54)

Total from investment operations	(2.18)	8.62	2.14	(6.37)	(3.26)

Distributions to shareholders:
From net investment income	(0.20)	(0.17)	(0.12)	(0.28)	(0.24)
From net realized gains on investments	—	—	—	—	(3.03)

Total distributions to shareholders	(0.20)	(0.17)	(0.12)	(0.28)	(3.27)

Net Asset Value — End of Year	$28.60	$30.98	$22.53	$20.51	$27.16

Total Return	(6.95)%	38.32%	10.39%	(23.34)%	(10.29)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.81%	0.80%	0.78%	0.84%	0.81%
Net investment income	0.94%	0.67%	0.54%	0.93%	0.92%
Portfolio turnover rate	105%	116%	126%	113%	73%
Net Assets at the end of year (000’s omitted)	$2,177,845	$2,693,764	$1,850,728	$1,647,117	$2,648,360

[1]	The net investment income per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
60

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Large Cap Opportunity Fund — Investor Shares
	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net Asset Value — Beginning of Year	$10.91	$8.26	$8.05	$10.56	$12.68

Investment operations:
Net investment income[1]	0.08	0.04	0.01	0.07	0.04
Net realized and unrealized gain (loss) on investments	(0.07)	2.64	0.24	(2.54)	(1.41)

Total from investment operations	0.01	2.68	0.25	(2.47)	(1.37)

Distributions to shareholders:
From net investment income	(0.04)	(0.03)	(0.04)	(0.04)	(0.02)
From net realized gains on investments	—	—	—	—	(0.73)

Total distributions to shareholders	(0.04)	(0.03)	(0.04)	(0.04)	(0.75)

Net Asset Value — End of Year	$10.88	$10.91	$8.26	$8.05	$10.56

Total Return	0.15%	32.44%	3.08%	(23.40)%	(11.27)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.15%	1.15%	1.28%	1.34%	1.40%
Expenses, excluding waiver/reimbursement	1.33%	1.29%	1.30%	1.44%	1.57%
Net investment income, including waiver/reimbursement	0.74%	0.36%	0.16%	0.83%	0.31%
Portfolio turnover rate	126%	155%	167%	147%	128%
Net Assets at the end of year (000’s omitted)	$19,131	$23,871	$16,065	$18,863	$21,545

[1]	The net investment income per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
61

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Large Cap Opportunity Fund — Institutional Shares
	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net Asset Value — Beginning of Year	$10.95	$8.29	$8.07	$10.59	$12.71

Investment operations:
Net investment income[1]	0.09	0.06	0.03	0.09	0.07
Net realized and unrealized gain (loss) on investments	(0.06)	2.65	0.25	(2.55)	(1.41)

Total from investment operations	0.03	2.71	0.28	(2.46)	(1.34)

Distributions to shareholders:
From net investment income	(0.07)	(0.05)	(0.06)	(0.06)	(0.05)
From net realized gains on investments	—	—	—	—	(0.73)

Total distributions to shareholders	(0.07)	(0.05)	(0.06)	(0.06)	(0.78)

Net Asset Value — End of Year	$10.91	$10.95	$8.29	$8.07	$10.59

Total Return	0.34%	32.73%	3.42%	(23.17)%	(11.03)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	0.90%	0.90%	1.03%	1.09%	1.15%
Expenses, excluding waiver/reimbursement	1.09%	1.06%	1.05%	1.19%	1.32%
Net investment income, including waiver/reimbursement	0.93%	0.62%	0.36%	1.15%	0.56%
Portfolio turnover rate	126%	155%	167%	147%	128%
Net Assets at the end of year (000’s omitted)	$24,210	$45,900	$26,803	$39,165	$23,567

[1]	The net investment income per share was calculated using the average shares outstanding method.

See accompanying notes.		CRM Funds
62

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net Asset Value — Beginning of Year	$10.89	$7.85	$7.37	$9.62	$11.40

Investment operations:
Net investment income (loss)[1]	— [2]	(0.06)	(0.04)	0.01	0.01
Net realized and unrealized gain (loss) on investments	(0.75)	3.10	0.53	(2.26)	(1.57)

Total from investment operations	(0.75)	3.04	0.49	(2.25)	(1.56)

Distributions to shareholders:
From net investment income	—	—	(0.01)	—	— [2]
From net realized gains on investments	(0.22)	—	—	—	(0.22)
Return of capital	—	—	— [2]	—	—

Total distributions to shareholders	(0.22)	—	(0.01)	—	(0.22)

Net Asset Value — End of Year	$9.92	$10.89	$7.85	$7.37	$9.62

Total Return	(6.61)%	38.73%	6.58%	(23.39)%	(13.76)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, excluding waiver/reimbursement	1.58%	1.77%	2.06%	3.00%	3.95%
Net investment income (loss), including waiver/reimbursement	0.04%	(0.56)%	(0.47)%	0.12%	0.10%
Portfolio turnover rate	145%	154%	115%	121%	90%
Net Assets at the end of year (000’s omitted)	$24,224	$28,018	$12,016	$4,679	$5,714

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]	Amount represents less than $0.005.

See accompanying notes.		CRM Funds
63

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net Asset Value — Beginning of Year	$10.95	$7.87	$7.38	$9.64	$11.42

Investment operations:
Net investment income (loss)[1]	0.04	(0.03)	(0.02)	0.03	0.04
Net realized and unrealized gain (loss) on investments	(0.77)	3.11	0.53	(2.27)	(1.58)

Total from investment operations	(0.73)	3.08	0.51	(2.24)	(1.54)

Distributions to shareholders:
From net investment income	—	—	(0.02)	(0.02)	(0.02)
From net realized gains on investments	(0.22)	—	—	—	(0.22)
Return of capital	—	—	— [2]	—	—

Total distributions to shareholders	(0.22)	—	(0.02)	(0.02)	(0.24)

Net Asset Value — End of Year	$10.00	$10.95	$7.87	$7.38	$9.64

Total Return	(6.39)%	39.14%	6.83%	(23.18)%	(13.57)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, excluding waiver/reimbursement	1.33%	1.53%	1.87%	2.77%	3.76%
Net investment income (loss), including waiver/reimbursement	0.41%	(0.33)%	(0.21)%	0.43%	0.35%
Portfolio turnover rate	145%	154%	115%	121%	90%
Net Assets at the end of year (000’s omitted)	$26,195	$11,398	$5,801	$3,695	$2,400

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]	Amount represents less than $0.005.

See accompanying notes.		CRM Funds
64

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Global Opportunity Fund — Investor Shares
	For the Years Ended June 30,
	2012	2011	2010	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$18.06	$13.20	$11.68	$10.00

Investment operations:
Net investment income[2]	0.07	0.02	0.03	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(3.21)	5.04	1.66	1.62

Total from investment operations	(3.14)	5.06	1.69	1.68

Distributions to shareholders:
From net realized gains on investments	(2.14)	(0.20)	(0.17)	—

Total distributions to shareholders	(2.14)	(0.20)	(0.17)	—

Paid in capital from redemption fees[3]	— [4]	— [4]	— [4]	—

Net Asset Value — End of Period	$12.78	$18.06	$13.20	$11.68

Total Return	(16.07)%	38.41%	14.42%	16.80%[5]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.50%	1.50%	1.50%	1.50%[6]
Expenses, excluding waiver/reimbursement	1.62%	1.55%	2.64%	12.69%[6]
Net investment income, including waiver/reimbursement	0.52%	0.11%	0.22%	1.21%[6]
Portfolio turnover rate	191%	213%	128%	94%[5]
Net Assets at the end of period (000’s omitted)	$1,971	$2,655	$1,497	$933

[1]	Inception of Investor Shares class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	The redemption fees per share were calculated using the average shares outstanding method.

[4]	Amount represents less than $0.005.

[5]	Not annualized.

[6]	Annualized.

See accompanying notes.		CRM Funds
65

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Global Opportunity Fund — Institutional Shares
	For the Years Ended June 30,
	2012	2011	2010	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$18.14	$13.25	$11.70	$10.00

Investment operations:
Net investment income[2]	0.09	0.06	0.14	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(3.20)	5.06	1.58	1.63

Total from investment operations	(3.11)	5.12	1.72	1.70

Distributions to shareholders:
From net investment income	—	(0.03)	— [3]	—
From net realized gains on investments	(2.14)	(0.20)	(0.17)	—

Total distributions to shareholders	(2.14)	(0.23)	(0.17)	—

Paid in capital from redemption fees[4]	— [3]	— [3]	— [3]	—

Net Asset Value — End of Period	$12.89	$18.14	$13.25	$11.70

Total Return	(15.81)%	38.75%	14.68%	17.00%[5]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.25%	1.25%	1.25%	1.25%[6]
Expenses, excluding waiver/reimbursement	1.38%	1.30%	1.74%	12.48%[6]
Net investment income, including waiver/reimbursement	0.65%	0.37%	0.97%	1.46%[6]
Portfolio turnover rate	191%	213%	128%	94%[5]
Net Assets at the end of period (000’s omitted)	$55,009	$109,515	$49,171	$1,374

[1]	Inception of Institutional Shares class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Amount represents less than $0.005.
[4]	The redemption fees per share were calculated using the average shares outstanding method.
[5]	Not annualized.
[6]	Annualized.

See accompanying notes.		CRM Funds
66

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM International Opportunity Fund — Investor Shares
	For the Years Ended June 30,
	2012	2011	2010	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$17.25	$13.00	$11.43	$10.00

Investment operations:
Net investment income (loss)[2]	0.14	0.08	0.10	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(3.36)	4.83	1.98	1.30

Total from investment operations	(3.22)	4.91	2.08	1.43

Distributions to shareholders:
From net investment income	— [3]	(0.03)	(0.04)	—
From net realized gains on investments	(1.74)	(0.63)	(0.47)	—

Total distributions to shareholders	(1.74)	(0.66)	(0.51)	—

Net Asset Value — End of Period	$12.29	$17.25	$13.00	$11.43

Total Return	(17.70)%	38.14%	17.86%	14.30%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.50%	1.50%	1.50%	1.50%[5]
Expenses, excluding waiver/reimbursement	2.94%	3.32%	5.12%	12.88%[5]
Net investment income (loss), including waiver/reimbursement	1.08%	0.48%	0.69%	2.73%[5]
Portfolio turnover rate	220%	239%	120%	121%[4]
Net Assets at the end of period (000’s omitted)	$5,788	$4,865	$2,309	$981

[1]	Inception of Investor Shares class.
[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[3]	Amount represents less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes.		CRM Funds
67

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM International Opportunity Fund — Institutional Shares
	For the Years Ended June 30,
	2012	2011	2010	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$17.31	$13.03	$11.45	$10.00

Investment operations:
Net investment income[2]	0.12	0.15	0.15	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(3.33)	4.82	1.96	1.30

Total from investment operations	(3.21)	4.97	2.11	1.45

Distributions to shareholders:
From net investment income	(0.04)	(0.06)	(0.06)	—
From net realized gains on investments	(1.74)	(0.63)	(0.47)	—

Total distributions to shareholders	(1.78)	(0.69)	(0.53)	—

Net Asset Value — End of Period	$12.32	$17.31	$13.03	$11.45

Total Return	(17.50)%	38.53%	18.09%	14.50%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.25%	1.25%	1.25%	1.25%[4]
Expenses, excluding waiver/reimbursement	2.84%	3.10%	4.90%	12.63%[4]
Net investment income, including waiver/reimbursement	0.89%	0.90%	1.07%	2.98%[4]
Portfolio turnover rate	220%	239%	120%	121%[3]
Net Assets at the end of period (000’s omitted)	$10,675	$18,121	$5,049	$2,185

[1]	Inception of Institutional Shares class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.		CRM Funds
68

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2012

1.

Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”), CRM All Cap Value Fund (“All Cap Value Fund”), CRM Global Opportunity Fund (“Global Opportunity Fund”) and CRM International Opportunity Fund (“International Opportunity Fund”) (each, a “Fund” and collectively, the “Funds”) are series of CRM Mutual Fund Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Each Fund offers Investor and Institutional Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the stock market system, but not listed on the national market system, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost. A Fund’s currency valuations, if any, are also valued at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). The Funds may use fair value methodologies if it is determined that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially

CRM Funds
69

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2012 (Continued)

affected by events occurring after the close of the market on which they are valued, but before a fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Global Opportunity Fund and International Opportunity Fund use a fair value model, developed by an independent third party pricing service, to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security.

The Funds disclose the value of their investments in a hierarchy based on the inputs used to value the investments. The disclosure hierarchy consists of three broad levels:

•	Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. In addition, foreign securities may require revised valuations if the values of the securities are materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. As noted above, Global Opportunity Fund and International Opportunity Fund use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. As investments whose values are classified as Level 2 prices may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

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•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any inputs both individually and in the aggregate that is significant to the fair value measurement. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period. A summary of the inputs used to value the Funds’ investments as of June 30, 2012 is included with each Fund’s Schedule of Investments. Global Opportunity Fund and International Opportunity Fund held $4,754 and $1,283 of Level 3 securities respectively, as of June 30, 2012. The amounts of these investments in relation to their respective Fund’s total net assets are not deemed material to the Funds.

Effective January 1, 2012, the Funds adopted ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 had no impact on net assets of the Funds.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments that are disclosed within each Fund’s statement of operations, as applicable.

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Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for income tax is required in each of the Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. On an ongoing basis, management monitors the Funds’ tax positions to determine if any adjustments to its conclusions are necessary.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Funds based on relative net assets.

Global Opportunity and International Opportunity Funds’ investments in certain countries are subjected to additional capital gain taxes. Such taxes are due upon sale of individual securities. The Funds accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities as applicable.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Repurchase Agreements. Each Fund may, through its custodian, receive delivery of the underlying securities used to collaterize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds’ investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported

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amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.

Advisory Fees and Other Transactions with Affiliates. Cramer Rosenthal McGlynn, LLC (“CRM”) serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets. For its advisory services to the Global Opportunity Fund and the International Opportunity Fund, CRM receives 0.90% for the first $2 billion of average daily net assets and 0.85% in excess of $2 billion of average daily net assets.

CRM has contractually agreed to waive its fees and reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, acquired fund fees and expenses and interest) (i) with respect to each of Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.50% and 1.25% of average daily net assets for the Investor Shares and Institutional Shares, respectively; and (ii) with respect to Large Cap Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.15% and 0.90% of average daily net assets for Investor Shares and Institutional Shares, respectively. These undertakings will remain in place until November 1, 2012.

From time to time, CRM may agree to waive its fees to lower the annual operating expenses beyond the ones contractually agreed upon. CRM has voluntarily agreed to cap the annual expense ratio of Small/Mid Cap Value Fund not to exceed 1.35% and 1.10% for the Investor Shares and Institutional Shares, respectively. This voluntary cap may be increased or terminated at any time.

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $70,000 from the Trust. Prior to April 1, 2012, each Independent Trustee received aggregate compensation in the amount of $60,000 from the Trust. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. If an Independent Trustee opts for deferral, then the deferred amounts are credited to an Independent Trustee’s deferral account and invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. No Independent Trustee deferred their compensation earned for the year ended June 30, 2012. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, which were paid in cash. Each trustee serves during the continued lifetime of the Funds, or until he earlier dies, resigns or is removed, or if sooner,

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until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the Shareholder Servicing Plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the intermediaries. In some cases, where the sub-transfer agency fees of an intermediary are greater than the amounts paid to CRM by the Funds for that intermediary, CRM will pay the balance of those fees itself.

4.	Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the year ended June 30, 2012, were as follows:

	Purchases	Sales
Small Cap Value Fund	$732,671,499	$786,723,715
Small/Mid Cap Value Fund	743,375,525	817,490,126
Mid Cap Value Fund	3,542,286,007	4,067,507,412
Large Cap Opportunity Fund	64,686,309	87,232,960
All Cap Value Fund	74,142,904	60,540,528
Global Opportunity Fund	142,899,844	177,402,191
International Opportunity Fund	37,776,496	40,021,564

5.

Securities Lending Agreement. The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with The Bank of New York Mellon. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% (105% in the case of foreign securities) of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Bank of New York Mellon and the lender retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or

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bankruptcy by The Bank of New York Mellon, realization and/or retention of the collateral may be subject to legal proceedings.

6.	Capital Share Transactions. Transactions in shares of capital stock for the year ended June 30, 2012 and the year ended June 30, 2011 were as follows:

	For the Year Ended June 30, 2012		For the Year Ended June 30, 2011
	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Small Cap Value Fund
Sold	647,771	7,972,700	4,622,651	7,090,893
Issued on reinvestment of distributions	1,146,672	5,315,133	—	—
Redeemed	(2,764,238)	(8,586,174)	(6,373,436)	(7,687,638)

Net increase (decrease)	(969,795)	4,701,659	(1,750,785)	(596,745)

Small/Mid Cap Value Fund
Sold	6,616,447	9,708,269	9,497,152	19,291,926
Issued on reinvestment of distributions	1,069,803	3,815,039	119	47,596
Redeemed	(5,240,474)	(16,555,660)	(2,861,168)	(6,312,651)

Net increase (decrease)	2,445,776	(3,032,352)	6,636,103	13,026,871

Mid Cap Value Fund
Sold	8,579,383	13,184,795	13,412,906	23,077,688
Issued on reinvestment of distributions	258,333	542,479	157,048	388,583
Redeemed	(18,975,479)	(24,547,667)	(27,937,883)	(18,663,207)

Net increase (decrease)	(10,137,763)	(10,820,393)	(14,367,929)	4,803,064

Large Cap Opportunity Fund
Sold	180,379	562,756	519,545	1,501,844
Issued on reinvestment of distributions	7,892	24,818	5,358	15,238
Redeemed	(617,523)	(2,562,062)	(281,953)	(557,794)

Net increase (decrease)	(429,252)	(1,974,488)	242,950	959,288

All Cap Value Fund
Sold	1,230,159	1,685,037	1,332,651	640,824
Issued on reinvestment of distributions	77,716	28,183	—	—
Redeemed	(1,438,071)	(133,673)	(290,896)	(336,726)

Net increase (decrease)	(130,196)	1,579,547	1,041,755	304,098

Global Opportunity Fund
Sold	22,881	2,028,718	43,252	2,854,462
Issued on reinvestment of distributions	24,152	100,676	1,303	14,575
Redeemed	(39,917)	(3,897,906)	(10,949)	(543,331)

Net increase (decrease)	7,116	(1,768,512)	33,606	2,325,706

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	For the Year Ended June 30, 2012		For the Year Ended June 30, 2011
	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
International Opportunity Fund
Sold	177,183	396,921	120,505	715,609
Issued on reinvestment of distributions	40,512	60,956	8,200	8,816
Redeemed	(28,725)	(638,837)	(24,258)	(64,757)

Net increase (decrease)	188,970	(180,960)	104,447	659,668

7.

Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

At June 30, 2012, the following reclassifications were made within the capital accounts to reflect permanent differences relating to investments in partnerships and passive foreign investment companies, currency gains and losses, net operating losses and reclassification of dividends paid.

	Paid-in-capital	Undistributed net investment income	Accumulated net realized gain (loss) on investments
Small Cap Value Fund	—	$ (558)	$ 558
Small/Mid Cap Value Fund	—	(109,525)	109,525
All Cap Value Fund	—	(9,763)	9,763
Global Opportunity Fund	$(129,125)	(37,905)	167,030
International Opportunity Fund	(36,303)	(39,874)	76,177

The tax character of distributions paid during the fiscal years ended June 30, 2012 and June 30, 2011 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund
Year ended June 30, 2012
Ordinary income	$3,037,144	$13,934,844	$23,231,684	$348,340
Long-Term capital gains	107,571,140	47,793,066	—	—

Total distributions	$110,608,284	$61,727,910	$23,231,684	$348,340

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	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund
Year ended June 30, 2011
Ordinary income	$—	$793,964	$18,144,861	$230,923

Total distributions	$—	$793,964	$18,144,861	$230,923

	All Cap Value Fund	Global Opportunity Fund	International Opportunity Fund
Year ended June 30, 2012
Ordinary income	132	$8,060,003	$1,255,682
Long-term capital gains	$1,081,698	2,655,497	872,943

Total distributions	$1,081,830	$10,715,500	$2,128,625

Year ended June 30, 2011
Ordinary income	$—	$1,014,429	$357,026
Long-Term Capital Gain	—	178,548	173,902

Total distributions	$—	$1,192,977	$530,928

The components of accumulated earnings (deficit) on a tax basis as of June 30, 2012 were as follows:

	Undistributed ordinary income	Undistributed capital gains	Capital loss carry- forwards	Qualified late year loss deferrals†	Net unrealized appreciation (depreciation) on investments and foreign currency	Total accumulated earnings (deficit)
Small Cap Value Fund	$7,108,319	—	$(21,205,614)	—	$37,296,361	$23,199,066
Small/Mid Cap Value Fund	2,571,086	—	(1,596,909)	—	70,379,594	71,353,771
Mid Cap Value Fund	16,487,509	—	(102,314,523)	$(87,346,202)	337,962,087	164,788,871
Large Cap Opportunity Fund	241,822	—	(438,771)	—	4,522,069	4,325,120
All Cap Value Fund	71,081	—	(2,251,582)	(464,990)	3,141,297	495,806
Global Opportunity Fund	—	—	(7,235,475)	(5,953,214)	910,813	(12,277,876)
International Opportunity Fund	—	—	(1,472,706)	(1,154,892)	(201,977)	(2,829,575)

†

Under federal tax law, qualified late year ordinary and capital losses realized after December 31 and October 31, respectively, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2012, the Mid Cap Value Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund incurred the above late year capital losses and will elect to defer them to the fiscal year ended June 30, 2013.

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The difference between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of wash sales, investments in partnerships and qualified late year loss deferrals.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. Capital loss carryforwards and their expiration dates were as follows as of June 30, 2012:

		Unlimited
	2018	Short-Term	Long-Term	Total
Small Cap Value Fund	—	$21,205,614	—	$21,205,614
Small/Mid Cap Value Fund	—	1,596,909	—	1,596,909
Mid Cap Value Fund	$102,314,523	—	—	102,314,523
Large Cap Opportunity Fund	438,771	—	—	438,771
All Cap Value Fund	—	2,251,582	—	2,251,582
Global Opportunity Fund	—	6,897,795	$337,680	7,235,475
International Opportunity Fund	—	1,450,932	21,774	1,472,706

During the year ended June 30, 2012, Mid Cap Value Fund and Large Cap Opportunity Fund utilized $3,005,420 and $556,090 of capital loss carryforwards to offset realized capital gains, respectively.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund as of June 30, 2012 was as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Small Cap Value Fund	$696,800,943	$82,020,978	$(44,724,617)	$37,296,361
Small/Mid Cap Value Fund	738,086,434	106,953,946	(36,574,352)	70,379,594
Mid Cap Value Fund	2,887,205,634	412,614,842	(74,652,755)	337,962,087
Large Cap Opportunity Fund	38,824,794	5,412,511	(890,442)	4,522,069
All Cap Value Fund	47,201,748	4,459,846	(1,318,549)	3,141,297
Global Opportunity Fund	56,210,561	3,630,168	(2,715,550)	914,618
International Opportunity Fund	16,594,875	796,276	(995,432)	(199,156)

8.

Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

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9.

Temporary Borrowing. The Funds participate in a $25 million revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions by shareholders. The Funds are charged an annual commitment fee, which is allocated across the Funds on the basis of each Fund’s allocation of the entire facility. Each Fund may borrow up to a maximum of one third of its net assets under the agreement, except that if a Fund has net assets of less than $100 million, such Fund may borrow up to a maximum of 20% of its net assets. The Trust is charged an annual 0.03% upfront fee as well as an annual fee of 0.12% of the commitment amount which is allocated proportionate to each Fund’s borrowing capabilities. For a Fund that utilizes the revolving line of credit, interest will be charged at a rate of 1.25% plus a negotiated alternative base rate, or overnight rate, depending upon the type of loan. The line of credit is scheduled to expire on November 14, 2012. During the year ended June 30, 2012, borrowings by the Funds under this line of credit were as follows:

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Large Cap Opportunity Fund	1.52%	$4,500,000	13	$2,477	$4,500,000
All Cap Value Fund	1.52%	6,200,000	13	3,412	6,200,000

The Funds had no amounts outstanding as of June 30, 2012.

10.

Redemption Fees. Shareholders who sell or exchange shares of Global Opportunity Fund or International Opportunity Fund within 30 days or less after the purchase date are charged a redemption fee of 1.50% of the total redemption amount which is payable to the Fund. The fees are designed to help offset the brokerage commissions, market impacts, and other costs associated with short-term shareholder trading. The fee is accounted for as an addition to paid-in-capital.

11.

Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of

CRM Mutual Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CRM Mutual Fund Trust (comprising, respectively, CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM Global Opportunity Fund, and CRM International Opportunity Fund) (the “Funds”) as of June 30, 2012, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting CRM Mutual Fund Trust at June 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 23, 2012

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TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2012, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of the ordinary income dividends (dividends from net investment income and short-term capital gains, if any) from the Funds qualifies for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, a percentage of the ordinary income dividends from the Funds qualifies for the dividends-received deduction.

The percentages of ordinary income dividends which qualify for the maximum tax rate of 15% (“Qualified Dividends”) and the dividends-received deduction are as follows:

	Qualified Dividends	Dividends Received Deduction
Small Cap Value Fund	100.00%	100.00%
Small/Mid Cap Value Fund	36.58%	36.73%
Mid Cap Value Fund.	100.00%	100.00%
Large Cap Opportunity Fund	100.00%	100.00%
All Cap Value Fund	100.00%	100.00%
Global Opportunity Fund	11.99%	2.33%
International Opportunity Fund	19.42%	0.00%

In January 2013, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in calendar year 2012, including any distributions paid between July 1, 2012 and December 31, 2012.

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TRUSTEES AND OFFICERS

INTERESTED TRUSTEE

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
CARLOS A. LEAL, CPA, 46	Trustee, Treasurer and Chief Financial Officer	Since June 2005	Executive Vice President (since 2007), Secretary and Chief Financial Officer, CRM (since 1999); Chief Financial Officer and Secretary, CRM Alternatives, Inc. (investment management) (since 2001); Director and President, CRM Windridge Fund, Ltd. (investment fund).	7	None

INDEPENDENT TRUSTEES

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
LOUIS FERRANTE, CFA, CPA, 52	Trustee	Since June 2005	Chief Operating Officer of Columbus Nova & Affiliates (private investment firm) (May 2006-August 2007); Private Investor (from August 2007- present).	7	None

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Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
LOUIS KLEIN, JR., 77	Trustee	Since June 2005	Self-employed financial consultant since 1991.	7	Trustee, Manville Personal Injury Settlement Trust (1991- 2007); Trustee, WT Mutual Fund (1999- 2010); Trustee WT Investment Trust I (2000- 2010); Handy & Harman Ltd. (formerly known as WHX Corporation) (industrial manufacturer) (since 2002).

CLEMENT C. MOORE, II, 67	Trustee	Since June 2005	Managing Partner, Mariemont Holdings (real estate) (since 1980); President, Kenwood Galleria (since 1980).	7	Trustee, WT Mutual Fund (1999-2006); Trustee, WT Investment Trust I (2000- 2006).

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TRUSTEES AND OFFICERS (Continued)

OFFICERS

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
RONALD H. MCGLYNN, 69	President and Chief Executive Officer	Since June 2005	Chairman, CRM since 2005, Chief Executive Officer from 1998 to 2011; President and Chief Executive Officer, Cramer Rosenthal McGlynn, Inc. (investment management) (since 1996), CRM Investors, Inc. (investment management) (since 1990), and CRM Alternatives, Inc. (investment management) (since 2001); former President, CRM (from 1998-2005).	N/A	N/A

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TRUSTEES AND OFFICERS (Continued)

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
STEVEN A. YADEGARI, ESQ., 39	Secretary, Chief Legal Officer and Chief Compliance Officer	Since August 2005	Executive Vice President (since 2012), Senior Vice President (2008 - 2011), Chief Legal Officer and Chief Compliance Officer, CRM (since August 2005); Senior Associate, K & L Gates, LLP (law firm) (from January 2004- July 2005); Associate, Proskauer Rose, LLP (law firm) (from September 2002 - January 2004); Senior Counsel, Division of Enforcement, U.S. Securities and Exchange Commission (from February 2000 - September 2002).	N/A	N/A

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CRM FUNDS

OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended September 30 and March 31) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

Statement of Additional Information

The Statement of Additional Information (“SAI”) for the Funds includes additional information about the Trustees and is available upon request, without charge, by calling 800-CRM-2883 or by visiting the Funds’ website at http://www.crmfunds.com.

Privacy Notice

(THIS PRIVACY NOTICE IS BEING DELIVERED WITH THE FUNDS’ SHAREHOLDER REPORT BUT IS NOT DEEMED TO BE A PART OF THE FUNDS’ SHAREHOLDER REPORT)

Set forth below is the policy of CRM Mutual Fund Trust (the “Trust”) concerning the collection and disclosure of non-public personal information regarding investors and prospective investors in CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM Global Opportunity Fund, and CRM International Opportunity Fund (the “Funds”) who are individuals investing for personal, family, or household purposes. The words “we” and “us” refers to the Trust and the Funds. The words “you” and “your” refers to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our “Service Agents.”

As we work together to achieve your investment goals, you will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information, our Service Agents maintain physical, electronic,

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OTHER INFORMATION (Unaudited) (Concluded)

and procedural safeguards that meet the standards of applicable laws and regulations.

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

CRM Funds
87

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM

In order for CRM to remain the Funds’ investment adviser, the Independent Trustees and Board of Trustees of the Trust (the “Board”) must determine annually whether to renew the Investment Advisory Agreement between the Trust and CRM with respect to the Funds. The Board evaluates CRM’s services, performance, profitability, risk management, compliance programs and other relevant factors throughout the year. In addition, in connection with its review of the Investment Advisory Agreement, the Board submitted to CRM in January 2012 a formal request for information necessary to evaluate the terms of the Investment Advisory Agreement. The Board reviewed and considered the materials provided by CRM in response to this request at meetings held in March 2012 and May 2012. The Board also reviewed and considered additional information provided by CRM in response to requests from the Board for additional information in June 2012.

The materials and information reviewed and considered by the Board in connection with its review of the Investment Advisory Agreement included, among other items: (1) a memorandum from counsel setting forth the Board’s fiduciary duties under the 1940 Act and state law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement; (2) reports based on information provided by Morningstar comparing the investment performance of each Fund to the performance of its applicable benchmark index and other mutual funds; and (3) a report based on information provided by Morningstar comparing each Fund’s investment advisory fee and gross and net expenses to those of other mutual funds. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by CRM that described: (i) the nature, extent and quality of CRM’s services provided to the Funds; (ii) the experience and qualifications of the personnel providing those services; (iii) CRM’s investment philosophies and processes; (iv) CRM’s assets under management; (v) CRM’s “soft” dollar commission and trade allocation policies, including information on the types of research and services obtained with “soft” dollar commissions; (vi) the investment advisory fees charged by CRM to the Funds as compared with the fees charged by CRM to other advisory accounts with similar investment objectives and strategies managed by CRM; (vii) CRM’s compliance and risk management procedures; and (viii) an analysis of the profits of CRM related to its services to the Funds. The Board also considered information related to the Funds provided at quarterly Board meetings.

At meetings held on June 11 and June 12, 2012, the Board, including all of the Independent Trustees voting separately, approved the continuance and renewal of the Investment Advisory Agreement for another year with respect to Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund.

In considering the continuance and renewal of the Investment Advisory Agreement, the Board considered the following factors, none of which was determinative or controlling, and reached the following conclusions:

Nature, Extent and Quality of Services Provided

The Board examined the nature, extent and quality of services provided by CRM to the Funds, and the quality, size and experience of CRM’s professional portfolio management team. The Board considered CRM’s investment approach and research process, including CRM’s capabilities and experience in the development and implementation of its proprietary value-oriented investment process. With respect to the Global Opportunity Fund and the International Opportunity Fund, the Board considered the experience of the Funds’ portfolio management team in managing mutual funds investing in securities of issuers located throughout the world. The Board also

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

considered CRM’s compliance programs and compliance record, risk management philosophy, policies and procedures, marketing strategies, process for trade execution, CRM’s personnel and the Board’s dealings with CRM. Based on the foregoing, the Board determined that it was satisfied with the nature, extent and quality of the services provided by CRM to the Funds.

Performance Information

In reaching its conclusions, the Board considered the investment performance of each Fund.

The Board considered CRM’s focus on achieving long-term performance in a manner consistent with each Fund’s investment objective and investment strategies, as well as CRM’s value-oriented, research driven investment philosophy. The Board also considered CRM’s measured approach to investment risk and commitment to maintain each Fund’s focus on its target market segment even when that segment may be out of favor, and noted that this distinguished CRM from some other investment managers that may accept higher levels of investment risk or may deviate from a fund’s target market segment in order to pursue short-term performance (including by investing in cash). The Board noted that although this overall approach to investing might cause a Fund to perform not as well over some periods when compared to other mutual funds, CRM had achieved successful investment results for its clients over the longer term. The Board considered CRM’s experience in implementing its investment philosophy and concluded that this, along with CRM’s overall approach to investing, supported approval of the continuance of the Investment Advisory Agreement.

The Board also discussed the information presented in the Board materials which compared each Fund’s performance against a benchmark index and other mutual funds with similar investment objectives and strategies identified by CRM from data provided by Morningstar. As discussed below, the Board noted that each Fund performed less well than its respective benchmark index and also less well than the median and average performance of funds with similar investment objectives and strategies for certain periods. The Board discussed with CRM each Fund’s performance in view of CRM’s value-oriented, research-driven investment philosophy and approach to investment risk, and the recent volatile market conditions. The Board considered CRM’s plans for improving the Funds’ performance.

The Board considered the following factors in relation to the performance of particular Funds:

Small Cap Value Fund

The Board noted that the Small Cap Value Fund had outperformed its benchmark index for the five-year period ended March 31, 2012, and since the Fund’s inception on October 1, 1995, and underperformed its benchmark index for the year-to-date and three-year periods ended March 31, 2012. The Board noted that the Fund ranked in the fourth quartile of funds with similar investment objectives and strategies for the year-to-date, one-year and three-year periods ended March 31, 2012, and ranked in the third quartile for the five-year period ended March 31, 2012. (In all quartile rankings referred to herein, first quartile is most favorable to shareholders. Highest relative performance would be first quartile.)

Small/Mid Cap Value Fund

The Board noted that the Small/Mid Cap Value Fund had outperformed its benchmark index for the year-to-date and five year periods ended March 31, 2012, and since the Fund’s inception on September 1, 2004, and underperformed

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

its benchmark index for the three-year period ended March 31, 2012. The Board noted that the Fund ranked in the first quartile of funds with similar investment objectives and strategies for the year-to-date, one-year and five-year periods ended March 31, 2012, and ranked in the fourth quartile for the three-year period ended March 31, 2012.

Mid Cap Value Fund

The Board noted that the Mid Cap Value Fund had outperformed its benchmark index for the year-to-date and five-year periods ended March 31, 2012, and since the Fund’s inception on January 6, 1998, and underperformed its benchmark index for the three-year period ended March 31, 2012. The Board noted that the Fund ranked in the second quartile of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2012, ranked in the third quartile for the one-year and five-year periods ended March 31, 2012, and ranked in the fourth quartile for the three-year period ended March 31, 2012.

Large Cap Opportunity Fund

The Board noted that the Large Cap Opportunity Fund had outperformed its benchmark index for the year-to-date and five-year periods ended March 31, 2012, and since the Fund’s inception on December 1, 2005, and underperformed its benchmark index for the three-year period ended March 31, 2012. The Board noted that the Fund ranked in the second quartile of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2012, ranked in the third quartile for the one-year and five-year periods ended March 31, 2012, and ranked in the fourth quartile for the three-year period ended March 31, 2012.

All Cap Value Fund

The Board noted that the All Cap Value Fund had outperformed its benchmark index for the year-to-date and five-year periods ended March 31, 2012, and underperformed its benchmark index for the three-year period ended March 31, 2012 and since the Fund’s inception on October 24, 2006. The Board noted that the Fund ranked in the first quartile of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2012, ranked in the fourth quartile for the one-year and three-year periods ended March 31, 2012 and ranked in the second quartile for the five-year period ended March 31, 2012.

Global Opportunity Fund

The Board noted that the Global Opportunity Fund had outperformed its benchmark index for the year-to-date and three-year periods ended March 31, 2012, and since the Fund’s inception on December 31, 2008. The Board noted that the Fund ranked in the first quartile of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2012, ranked in the fourth quartile for the one-year period ended March 31, 2012, and ranked in the second quartile for the three-year period ended March 31, 2012.

International Opportunity Fund

The Board noted that the International Opportunity Fund had outperformed its benchmark index for the year-to-date and three-year periods ended March 31, 2012, and since the Fund’s inception on December 31, 2008, and underperformed its benchmark index for the year-to-date period ended March 31, 2012. The Board noted that the Fund ranked in the first quartile of funds with similar investment objectives and strategies for the year-to-date and three-year periods ended March 31, 2012 and ranked in the third quartile for the one-year period ended March 31, 2012.

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Conclusion as to Investment Performance

The Board considered CRM’s experience in value investing and CRM’s plans for improving each Fund’s investment performance, and determined that it would continue to monitor particularly closely each Fund’s performance.

Fees and Expenses

In reaching its conclusions, the Board considered the fees and expenses paid by each class of each Fund.

The Board considered the extensive research and analysis conducted by CRM in order to identify compelling investment opportunities for the Funds. The Board noted that CRM relies heavily on its own proprietary research to successfully implement its value-oriented investment philosophy, and that the cost of preparing this research is significant. Accordingly, CRM’s reliance on this proprietary research might cause CRM’s research costs to exceed those of some other investment managers that largely rely upon research prepared by third parties, especially with larger cap companies, for which a good deal of third party research is available. The Board considered CRM’s experience in implementing its distinctive value-oriented investment philosophy . The Board concluded that the costs of CRM’s proprietary research and CRM’s experience in implementing its distinctive investment philosophy may in some cases justify investment advisory fees that are higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies.

In addition, the Board compared the fees and expenses paid by each class of Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund with the fees paid by institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund. The Board noted that the investment advisory fees paid by Small Cap Value Fund were lower than the management fees paid by institutional separate accounts managed by CRM in a similar investment strategy. The Board noted that the investment advisory fees paid by each of Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund were generally higher than the management fees paid by the respective institutional separate accounts managed by CRM in a similar investment strategy to the applicable Fund. In comparing the fees paid by the Funds to the fees paid by institutional separate accounts, the Board considered that the costs associated with the management of the Funds generally are significantly greater than those associated with providing investment advisory services to separately-managed accounts. The Board considered the additional complexities involved in the portfolio management of the Funds resulting from more frequent and less predictable cash flows and regulatory requirements, among other factors. The Board considered the additional services provided to the Funds that CRM does not perform for its separate account clients, or services that are broader in scope, including oversight of compliance with the regulatory and tax regimes to which the Funds are subject, oversight of third-party service providers, preparation of prospectuses, shareholder reports and other disclosure documents and preparation of materials for quarterly Board meetings. The Board also considered the business risks that CRM faces with respect to the Funds, including regulatory and reputational risks with respect to CRM’s investment decisions and compliance oversight on behalf of the Funds, and the substantial entrepreneurial risks that CRM assumes during the initial years of a Fund’s operations. The Board also considered the historical reasons for certain separate account fees, and the element of negotiation in regard to the level of fees paid by CRM’s separate account clients. The Board noted that CRM did not manage any other accounts in a similar investment strategy to that of the Global Opportunity Fund or International Opportunity Fund.

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

The Board also compared the fees and expenses paid by each class of each Fund with the fees and expenses paid by other mutual funds with similar investment objectives and strategies.

Small Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Small Cap Value Fund was lower than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of each of Institutional Shares and Investor Shares of Small Cap Value Fund were lower than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

Small/Mid Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Small/Mid Cap Value Fund was equal to the median advisory fee and lower than the average advisory fee paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of each of Institutional Shares and Investor Shares of Small/Mid Cap Value Fund were lower than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

Mid Cap Value Fund

The Board noted that based on the information provided, the investment advisory fee for Mid Cap Value Fund was equal to the median advisory fee and lower than the average advisory fee paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of each of Institutional Shares and Investor Shares of Mid Cap Value Fund were lower than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

Large Cap Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for Large Cap Opportunity Fund was higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board considered the investment philosophy of CRM and its conclusion that the costs of CRM’s proprietary research and CRM’s experience in implementing its distinctive investment philosophy may justify investment advisory fees that are higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also considered breakpoints in the investment advisory fee schedule and the reduced fee rates on assets over $1 billion.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of Large Cap Opportunity Fund were lower than the median and average gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Institutional Shares were lower than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Investor Shares of Large Cap Opportunity Fund were the same as the average but higher than the median gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Investor Shares were higher than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board considered the impact of Large Cap Opportunity Fund’s higher than average investment advisory fee and small asset size on the Fund’s expense ratios. The Board indicated that it would continue to monitor Large Cap Opportunity Fund’s fees and expenses carefully.

All Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for All Cap Value Fund was higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board considered the investment philosophy of CRM and its conclusion that the costs of CRM’s proprietary research and CRM’s experience in implementing its distinctive investment philosophy may justify investment advisory fees that are higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also considered breakpoints in the investment advisory fee schedule and the reduced fee rates on assets over $1 billion.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of All Cap Value Fund were higher than the median and average gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board also noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Institutional Shares were comparable to the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the annual operating expenses of Investor Shares of All Cap Value Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, were higher than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board considered the impact of All Cap Value Fund’s higher than average investment advisory fee and small asset size on the Fund’s expense ratios. The Board indicated that it would continue to monitor the Fund’s fees and expenses carefully.

Global Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for Global Opportunity Fund was slightly higher than the median and average advisory fees paid by other mutual funds with similar

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

investment objectives and strategies. The Board considered the investment philosophy of CRM and its conclusion that the costs of CRM’s proprietary research and CRM’s experience in implementing its distinctive investment philosophy may justify investment advisory fees that are higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also considered breakpoints in the investment advisory fee schedule and the reduced fee rates on assets over $2 billion.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of Global Opportunity Fund were lower than the median and average gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Institutional Shares of the Fund were slightly higher than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Investor Shares of Global Opportunity Fund were lower than the average but higher than the median gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Investor Shares of the Fund were higher than the median and average net total expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted the impact of the Fund’s small asset size and higher than average investment advisory fee on the Fund’s expense ratios. The Board indicated that it would continue to monitor the Fund’s fees and expenses carefully as the Fund’s track record continues to develop.

International Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for International Opportunity Fund was higher than the average and median advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board considered the investment philosophy of CRM and its conclusion that the costs of CRM’s proprietary research and CRM’s experience in implementing its distinctive investment philosophy may justify investment advisory fees that are higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also considered breakpoints in the investment advisory fee schedule and the reduced fee rates on assets over $2 billion.

The Board noted that, based on the information provided, the annual operating expenses of Institutional Shares of International Opportunity Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, were higher than the median and average gross and net total expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the annual operating expenses of Investor Shares of International Opportunity Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, were higher than the median and average gross and net total expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted the impact of the Fund’s small asset size and higher than average investment advisory fee on the Fund’s expense ratios. The Board indicated that it would continue to monitor the Fund’s fees and expenses carefully as the Fund’s track record continues to develop.

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Conclusion as to Fees and Expenses

In view of the costs of CRM’s proprietary research and CRM’s experience in implementing its value-oriented investment philosophy, the Board determined that the investment advisory fee paid by each Fund was reasonable in relation to the nature and quality of the services provided by CRM.

Economies of Scale

The Board considered whether economies of scale would be realized by CRM as each Fund’s assets increased, and the extent to which such economies of scale were reflected in the fees charged under the Investment Advisory Agreement. The Board noted that the Investment Advisory Agreement contains breakpoints that reduce the investment advisory fee rate paid by each Fund on assets above specified levels. The Board noted that the Mid Cap Value Fund had already reached sufficient size for the breakpoints to result in fee rate reductions. The Board concluded that breakpoints were an effective way to share any economies of scale or other efficiencies with Fund shareholders as the Funds grow larger. The Board also noted that expense subsidization, investment by CRM in proprietary research, and CRM’s commitment and resource allocation to the Funds may be relevant in considering the sharing of economies of scale, and that profitability also may be an indicator of the existence of any economies of scale. Accordingly, the Board concluded that economies of scale, if any, were being appropriately shared with the Funds.

Profitability

The Board considered the information provided by CRM regarding CRM’s profitability in relation to the Funds and considered the methodology used by CRM in preparing the profitability information. The Board reviewed the financial results of CRM in relation to the Funds for the year ended December 31, 2011. The Board considered CRM’s profit margins with respect to the Funds in comparison to the limited industry data available. The Board also considered information regarding compensation provided to CRM personnel as a percentage of CRM’s net revenue, and compared such information to the limited industry data available. The Board noted that the profitability of any adviser was affected by numerous factors, including its organizational structure, method for allocating expenses and the compensation to be paid to its employees, and, accordingly, acknowledged the limitations inherent in any comparison of adviser profitability information. The Board determined that, based on the information provided, the profit to CRM on the fees paid by the Funds was not excessive in view of the nature, quality and extent of services provided.

Other Benefits

The Board considered the other benefits which CRM receives from its relationship with the Funds. They noted that CRM acts as the shareholder servicing agent for Investor Shares of the Funds and receives fees under a shareholder service plan adopted under Rule 12b-1 under the 1940 Act in connection with the services CRM provides or arranges as the Funds’ shareholder servicing agent. The Board considered the fees received by CRM under the shareholder service plan, and the amounts paid by CRM to third party shareholder servicing agents. The Board noted that the amounts paid by CRM to the Funds’ third party shareholder servicing agents since the inception of the Trust exceeded the amounts paid by Investor Shares of the Funds to CRM under the shareholder servicing plan. The Board considered how CRM uses “soft” commission dollars generated by

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DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

the Funds to pay for research and brokerage services and the ways in which CRM conducts portfolio transactions for the Funds and selects brokers. The Board determined that any other benefits derived by CRM from managing the Funds were reasonable and reflected in the fees under the Investment Advisory Agreement.

General Conclusion

Based on the foregoing considerations, the Board, including all of the Independent Trustees voting separately, determined that the terms of the Investment Advisory Agreement, including the fees payable thereunder, are fair and reasonable, and voted to approve the continuance and renewal of the Investment Advisory Agreement.

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CRM Funds

ANNUAL REPORT

JUNE 30, 2012

CRM Small Cap Value Fund

CRM Small/Mid Cap Value Fund

CRM Mid Cap Value Fund

CRM Large Cap Opportunity Fund

CRM All Cap Value Fund

CRM Global Opportunity Fund

CRM International Opportunity Fund

TRUSTEES
Louis Ferrante, CFA, CPA
Louis Klein, Jr.
Carlos A. Leal, CPA
Clement C. Moore, II

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
520 Madison Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR & TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10286

LEGAL COUNSEL
Bingham McCutchen LLP
One Federal Street
Boston, MA 02110

Investor Information:
800-CRM-2883
www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

Item 2.	Code of Ethics.

As of June 30, 2012, the Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive and Principal Financial Officers. For the fiscal year ended June 30, 2012, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Trustees Committee. The audit committee financial expert serving on the Registrant’s Trustees Committee is Louis Ferrante, CFA, CPA, who is “independent,” as defined in Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended June 30, 2012 and 2011 were $225,400 and $225,400, respectively.

Audit-Related Fees

(b)

There were no fees billed during the fiscal years ended June 30, 2012 and June 30, 2011 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

Tax Fees

(c)

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning during the fiscal years ended June 30, 2012 and 2011 were $50,395 and $48,935, respectively. These fees related to services consisting of the review of U.S. federal income tax returns, annual excise distribution calculations, india tax compliance services and tax advisory services with regard to foreign equity securities.

All Other Fees

(d)

There were no other fees billed during the fiscal years ended June 30, 2012 and June 30, 2011 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)

The Trustees Committee of the Board of Trustees of the Registrant is required to pre-approve the engagement of independent accountants to (i) conduct the annual audit of the series of the Registrant (the “Funds”) and provide their opinion of the Funds’ financial statements, (ii) provide (a) any audit services to the Funds in addition to those described in clause (i) above and (b) non-audit services to the Funds, Cramer Rosenthal McGlynn, LLC (“CRM”) or any entity controlling, controlled by, or under common control with CRM that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. Accordingly, the Registrant’s Trustees Committee pre-approves all audit and non-audit services to be performed by the Registrant’s independent accountant before the accountant is engaged by the Registrant to perform such services.

(e)(2)

There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Trustees Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Trustees Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years ended June 30, 2012 and 2011 were $ 50,395 and $ 48,935, respectively.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics for the Registrant’s Principal Executive and Principal Financial Officers described in Item 2 is attached hereto.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	August 21, 2012

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	August 21, 2012

*	Print the name and title of each signing officer under his or her signature.